UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.23

SEMI-ANNUAL REPORT

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

SEMI-ANNUAL REPORT

May 16, 2023

This report provides management’s discussion of fund performance for the AB Global Bond Fund for the semi-annual reporting period ended March 31, 2023.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF MARCH 31, 2023 (unaudited)

	6 Months	12 Months

AB GLOBAL BOND FUND

Class A Shares	4.00%	-4.76%

Class C Shares	3.46%	-5.59%

Advisor Class Shares[1]	3.99%	-4.53%

Class R Shares[1]	3.77%	-5.18%

Class K Shares[1]	3.93%	-4.89%

Class I Shares[1]	4.13%	-4.41%

Class Z Shares[1]	4.15%	-4.47%

Bloomberg Global Aggregate Bond Index (USD hedged)	3.92%	-3.86%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Bloomberg Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended March 31, 2023.

During the six-month period, all share classes except Class C and Class R outperformed the benchmark, before sales charges. Country allocation (a result of bottom-up security analysis combined with fundamental research) was the largest contributor, relative to the benchmark, primarily from overweights to South Korea, the US and Australia, as well as underweights to Japan and China, and off-benchmark exposure to Brazil that exceeded a loss from an underweight to the UK. Sector allocation also contributed, mostly from off-benchmark exposure to US and eurozone high-yield corporate bonds, agency risk-sharing transactions and collateralized loan obligations, and an underweight to US agency mortgages that more than offset a loss from an underweight to US investment-grade corporate bonds. Yield-curve positioning added to performance, from an overweight to the five-year part of the yield curve in Canada, an

2 | AB GLOBAL BOND FUND	abfunds.com

overweight to the 10-year part of the Australian curve, underweights to the two- and 30-year parts of the curve in the eurozone, an underweight to the 20-year part of the curve in Japan and duration exposure in Hungary and Poland. These positive contributors were partially offset by losses from an underweight to the 10-year part of the curve in the UK and an underweight to the 30-year part of the yield curve in South Korea. Currency decisions detracted, as gains from long positions in the Polish zloty, Chinese renminbi and Mexican peso, as well as a short in the Australian dollar were more than offset by losses from long positions in the Japanese yen and Norwegian krone, plus shorts in the South Korean won, Swiss franc and Singapore dollar. Security selection did not have a meaningful impact on performance results during the period.

Over the 12-month period, all share classes underperformed the benchmark, before sales charges. Security selection was the primary detractor from performance, as losses mostly among US high-yield corporate bonds, as well as US and eurozone investment-grade corporates were greater than gains from selections in US agency mortgages. Currency decisions also detracted, as losses from long positions in the South Korean won, Japanese yen, Norwegian krone and Singapore dollar were more than gains from long positions in the Polish zloty and Chinese renminbi, and shorts in the euro and Australian dollar. Yield-curve positioning contributed, mostly from overall positioning in the US, underweights to the five- and 10-year parts of the curve in the UK and an overweight on the five-year part of the curve in Canada that offset losses from an overweight to the 30-year part of the curve in Japan and overall positioning in the eurozone. Sector allocation added to performance, as an underweight to US agency mortgages, off-benchmark exposure to agency risk-sharing transactions and US high-yield corporate bonds, and an overweight to US Treasuries added more to performance than losses from off-benchmark exposure to US inflation-linked bonds and an underweight to US investment-grade corporate bonds. Country allocation contributed, from overweights to Australia and South Korea, and an underweight to the UK that contributed more than losses from underweights to Japan and China, and an overweight to the eurozone.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures and to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors. Purchased options were not held during the six-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income government bond market yields were volatile during the six-month period ended March 31, 2023. After peaking in October,

abfunds.com	AB GLOBAL BOND FUND | 3

investors adjusted their expectations for inflation, growth and central bank tightening. Some major developed-market central banks started to reduce further rate hikes toward the end of the period, as overall inflation began to fall. Stress in the global banking sector caused yields to fall sharply in March. Falling yields during the period led all major developed-market treasuries to post positive returns. Developed-market government bonds rose the most in Australia and the UK, and by the least in Germany. In corporate credit-risk sectors, investment-grade and high-yield corporates significantly outperformed developed-market treasury markets. Corporate bonds in the US and eurozone also outperformed respective treasuries. Emerging-market hard-currency sovereign and corporate bonds hedged to the US dollar, as well as local-currency bonds, led risk sector returns as the US dollar fell against all developed-market currencies and most emerging-market currencies. Brent crude oil prices fell on global growth concerns.

The Fund’s Senior Investment Management Team (the “Team”) invests in fixed-income securities with no sector restrictions. The Fund holds debt securities from both developed and emerging markets. The Team’s core fixed-income strategy pursues an attractive risk/return profile by managing currency exposure. The Team utilizes a disciplined investment process, which draws on a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser actively manages the Fund’s assets in relation to market conditions and general economic conditions and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

(continued on next page)

4 | AB GLOBAL BOND FUND	abfunds.com

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

The Fund may invest in mortgage-related and other asset-backed securities; loan participations and assignments; inflation-indexed securities; structured securities; variable-, floating- and inverse-floating-rate instruments; and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest in derivatives, such as options, futures contracts, forwards or swaps.

abfunds.com	AB GLOBAL BOND FUND | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Global Aggregate Bond Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

6 | AB GLOBAL BOND FUND	abfunds.com

DISCLOSURES AND RISKS (continued)

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price or unwind and leveraged so that small changes may produce disproportionate losses

abfunds.com	AB GLOBAL BOND FUND | 7

DISCLOSURES AND RISKS (continued)

for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

8 | AB GLOBAL BOND FUND	abfunds.com

DISCLOSURES AND RISKS (continued)

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB GLOBAL BOND FUND | 9

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			3.73%

1 Year	-4.76%	-8.84%

5 Years	0.15%	-0.72%

10 Years	1.29%	0.85%

CLASS C SHARES			3.13%

1 Year	-5.59%	-6.47%

5 Years	-0.61%	-0.61%

10 Years[2]	0.52%	0.52%

ADVISOR CLASS SHARES[3]			4.15%

1 Year	-4.53%	-4.53%

5 Years	0.40%	0.40%

10 Years	1.55%	1.55%

CLASS R SHARES[3]			3.44%

1 Year	-5.18%	-5.18%

5 Years	-0.27%	-0.27%

10 Years	0.89%	0.89%

CLASS K SHARES[3]			3.75%

1 Year	-4.89%	-4.89%

5 Years	0.04%	0.04%

10 Years	1.21%	1.21%

CLASS I SHARES[3]			4.19%

1 Year	-4.41%	-4.41%

5 Years	0.42%	0.42%

10 Years	1.58%	1.58%

CLASS Z SHARES[3]			4.18%

1 Year	-4.47%	-4.47%

5 Years	0.47%	0.47%

Since Inception[4]	2.09%	2.09%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.80%, 1.56%, 0.56%, 1.25%, 0.94%, 0.57% and 0.51% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2023.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 10/15/2013.

10 | AB GLOBAL BOND FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-8.84%

5 Years	-0.72%

10 Years	0.85%

CLASS C SHARES

1 Year	-6.47%

5 Years	-0.61%

10 Years[1]	0.52%

ADVISOR CLASS SHARES[2]

1 Year	-4.53%

5 Years	0.40%

10 Years	1.55%

CLASS R SHARES[2]

1 Year	-5.18%

5 Years	-0.27%

10 Years	0.89%

CLASS K SHARES[2]

1 Year	-4.89%

5 Years	0.04%

10 Years	1.21%

CLASS I SHARES[2]

1 Year	-4.41%

5 Years	0.42%

10 Years	1.58%

CLASS Z SHARES[2]

1 Year	-4.47%

5 Years	0.47%

Since Inception[3]	2.09%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

abfunds.com	AB GLOBAL BOND FUND | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12 | AB GLOBAL BOND FUND	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,040.00	$4.12	0.81%
Hypothetical**	$1,000	$1,020.89	$4.08	0.81%
Class C
Actual	$1,000	$1,034.60	$7.91	1.56%
Hypothetical**	$1,000	$1,017.15	$7.85	1.56%
Advisor Class
Actual	$1,000	$1,039.90	$2.85	0.56%
Hypothetical**	$1,000	$1,022.14	$2.82	0.56%
Class R
Actual	$1,000	$1,037.70	$6.40	1.26%
Hypothetical**	$1,000	$1,018.65	$6.34	1.26%
Class K
Actual	$1,000	$1,039.30	$4.83	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class I
Actual	$1,000	$1,041.30	$3.00	0.59%
Hypothetical**	$1,000	$1,021.99	$2.97	0.59%
Class Z
Actual	$1,000	$1,041.50	$2.65	0.52%
Hypothetical**	$1,000	$1,022.34	$2.62	0.52%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB GLOBAL BOND FUND | 13

PORTFOLIO SUMMARY

March 31, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $5,465.7

1

The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 1.0% or less in the following security types: Asset-Backed Securities, Bank Loans, Common Stocks, Emerging Markets–Corporate Bonds, Emerging Markets–Sovereigns, Governments–Sovereign Agencies, Local Governments–Provincial Bonds and Quasi-Sovereigns.

14 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO SUMMARY (continued)

March 31, 2023 (unaudited)

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.3% or less in the following: Belgium, Brazil, Cayman Islands, Chile, Colombia, Czech Republic, Denmark, Dominican Republic, Finland, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Mexico, Netherlands, New Zealand, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

abfunds.com	AB GLOBAL BOND FUND | 15

PORTFOLIO OF INVESTMENTS

March 31, 2023 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 45.8%
Australia – 0.7%
Australia Government Bond Series 145 2.75%, 06/21/2035(a)	AUD	51,003	$31,827,278
Series 150 3.00%, 03/21/2047(a)		14,094	8,246,583

			40,073,861

Austria – 2.2%
Republic of Austria Government Bond 0.00%, 02/20/2030(a)	EUR	5,136	4,590,501
0.50%, 02/20/2029(a)		4,212	4,007,467
0.90%, 02/20/2032(a)		121,364	111,178,456

			119,776,424

Belgium – 0.9%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		25,528	22,277,972
Series 96 2.75%, 04/22/2039(a)		27,732	28,250,703

			50,528,675

Canada – 0.7%
Canadian Government Bond 1.75%, 12/01/2053	CAD	42,355	23,428,982
2.25%, 12/01/2029		17,213	12,262,602

			35,691,584

China – 2.6%
China Government Bond Series INBK 2.80%, 03/24/2029	CNY	181,350	26,378,033
3.01%, 05/13/2028		396,870	58,606,602
3.81%, 09/14/2050		365,210	58,284,367

			143,269,002

Germany – 1.6%
Bundesrepublik Deutschland Bundesanleihe 1.80%, 08/15/2053(a)	EUR	45,291	43,127,200
3.25%, 07/04/2042(a)		35,600	43,387,834

			86,515,034

Indonesia – 0.5%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	414,116,000	27,435,582

16 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Italy – 0.7%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.40%, 05/01/2033(a)	EUR	17,221	$19,166,181
Series 13Y 4.00%, 04/30/2035(a)		16,125	17,099,554

			36,265,735

Japan – 5.6%
Japan Government Five Year Bond Series 140 0.10%, 06/20/2024	JPY	11,871,450	89,643,867
Series 156 0.20%, 12/20/2027		8,147,950	61,668,425
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		604,000	3,678,234
Series 68 0.60%, 09/20/2050		4,915,000	31,259,328
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	29,836,430
Series 169 0.30%, 06/20/2039		1,984,250	13,645,944
Series 183 1.40%, 12/20/2042		9,650,800	77,312,055

			307,044,283

Malaysia – 0.4%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	101,778	23,981,549

Mexico – 0.4%
Mexican Bonos Series M 20 8.50%, 05/31/2029	MXN	406,245	22,193,162

South Korea – 6.8%
Korea Treasury Bond Series 2506 3.125%, 06/10/2025	KRW	280,508,520	214,410,750
Series 2703 2.375%, 03/10/2027		164,589,530	121,949,495
Series 2709 3.125%, 09/10/2027		48,185,960	36,668,529

			373,028,774

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spain – 0.9%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	45,853	$51,065,674

United Kingdom – 2.2%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	47,452	32,070,516
1.25%, 10/22/2041(a)		19,931	16,206,736
1.25%, 07/31/2051(a)		4,547	3,120,256
1.50%, 07/31/2053(a)		14,980	10,795,682
1.75%, 09/07/2037(a)		28,348	27,155,333
3.75%, 01/29/2038(a)		22,999	28,180,168

			117,528,691

United States – 19.6%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	125,315	83,158,257
1.125%, 08/15/2040		110,345	72,741,498
1.25%, 05/15/2050		101,358	58,629,268
1.75%, 08/15/2041		34,810	25,150,225
1.875%, 02/15/2051		7,363	5,004,471
2.00%, 08/15/2051		43,935	30,754,500
2.375%, 02/15/2042		21,356	17,134,854
U.S. Treasury Notes 0.25%, 05/31/2025		20,443	18,852,279
0.50%, 02/28/2026		29,655	26,930,447
1.25%, 11/30/2026(b)		58,060	53,070,469
1.75%, 03/15/2025(b)		125,712	120,153,166
1.875%, 02/28/2027		57,125	53,260,140
2.25%, 02/15/2027		127,825	120,994,352
2.75%, 04/30/2027		213,341	205,407,574
2.875%, 05/15/2032		86,953	82,673,278
3.50%, 02/15/2033		50,610	50,649,536
4.125%, 11/15/2032		43,264	45,427,200

			1,069,991,514

Total Governments - Treasuries (cost $2,641,693,881)			2,504,389,544

CORPORATES - INVESTMENT GRADE – 23.7%
Financial Institutions – 12.4%
Banking – 8.8%
AIB Group PLC 0.50%, 11/17/2027(a)	EUR	14,715	13,854,319
4.263%, 04/10/2025(a)	U.S.$	853	834,013
American Express Co. 4.90%, 02/13/2026		55	55,434

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASB Finance Ltd. 0.25%, 09/08/2028(a)	EUR	559	$501,972
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)	U.S.$	275	265,139
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	438,696
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	446,119
Banco Santander SA 1.849%, 03/25/2026		800	714,508
4.175%, 03/24/2028		17,400	16,285,016
5.147%, 08/18/2025		200	196,279
5.294%, 08/18/2027		600	589,184
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)		440	493,295
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	213,278
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	252,057
7.129%, 07/18/2033(a)		210	203,745
Bank Mandiri Persero Tbk PT 4.75%, 05/13/2025(a)		320	314,960
Bank of America Corp. 0.583%, 08/24/2028(a)	EUR	9,840	9,125,125
0.976%, 04/22/2025	U.S.$	208	198,171
0.981%, 09/25/2025		626	584,641
1.898%, 07/23/2031		270	216,462
2.884%, 10/22/2030		461	400,915
3.194%, 07/23/2030		573	509,001
3.384%, 04/02/2026		68	65,258
3.559%, 04/23/2027		78	74,342
3.824%, 01/20/2028		450	429,211
3.841%, 04/25/2025		569	558,431
3.846%, 03/08/2037		240	206,033
3.97%, 03/05/2029		560	530,395
3.974%, 02/07/2030		461	431,685
6.204%, 11/10/2028		165	172,490
Series B 8.05%, 06/15/2027		930	991,376
Series N 2.651%, 03/11/2032		425	355,094
Bank of Ireland Group PLC 0.375%, 05/10/2027	EUR	8,095	7,734,703
6.253%, 09/16/2026(a)	U.S.$	200	198,748

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of Nova Scotia (The) 0.125%, 09/04/2026(a)	EUR	531	$509,888
0.25%, 11/01/2028(a)		111	98,222
Banque Federative du Credit Mutuel SA 0.625%, 11/19/2027(a)		100	92,592
2.375%, 03/24/2026(a)		500	514,109
3.875%, 06/16/2032(a)		9,800	10,205,635
4.753%, 07/13/2027(a)	U.S.$	4,000	3,890,930
4.935%, 01/26/2026(a)		16,194	15,947,864
Barclays PLC 4.836%, 05/09/2028		650	612,330
5.088%, 06/20/2030		405	374,760
5.20%, 05/12/2026		515	491,478
6.125%, 12/15/2025(c)		8,805	7,497,426
7.385%, 11/02/2028		200	211,220
8.00%, 03/15/2029(c)		2,309	1,978,412
BBVA Bancomer SA/Texas 1.875%, 09/18/2025(a)		600	545,737
BDO Unibank, Inc. 2.125%, 01/13/2026(a)		240	217,200
Belfius Bank SA 3.125%, 05/11/2026(a)	EUR	500	518,065
Berlin Hyp AG 1.25%, 01/22/2025		500	517,839
BNP Paribas SA 0.50%, 02/19/2028(a)		100	93,518
2.219%, 06/09/2026(a)	U.S.$	475	436,044
2.75%, 07/25/2028(a)	EUR	100	101,817
4.625%, 03/13/2027(a)	U.S.$	609	581,422
4.625%, 02/25/2031(a)(c)		3,804	2,818,645
7.375%, 08/19/2025(a)(c)		308	290,015
7.75%, 08/16/2029(a)(c)		4,903	4,660,014
BPCE SA 2.875%, 04/22/2026(a)	EUR	500	522,539
4.50%, 03/15/2025(a)	U.S.$	8,251	7,949,838
4.625%, 07/11/2024(a)		719	700,537
5.15%, 07/21/2024(a)		260	254,412
5.748%, 07/19/2033(a)		500	490,089
5.975%, 01/18/2027(a)		8,402	8,373,235
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	3,300	3,223,663
1.50%, 12/03/2026(a)	GBP	1,000	1,085,290
6.208%, 01/18/2029(a)	U.S.$	10,380	10,405,750
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	325	274,491
5.468%, 02/01/2029	U.S.$	30	29,244
5.817%, 02/01/2034		171	166,209

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CBQ Finance Ltd. 2.00%, 05/12/2026(a)	U.S.$	450	$408,741
Citigroup, Inc.
0.50%, 10/08/2027(a)	EUR	440	419,857
0.981%, 05/01/2025	U.S.$	615	584,819
3.352%, 04/24/2025		164	159,916
4.658%, 05/24/2028		181	178,958
8.87% (LIBOR 3 Month + 4.07%), 07/30/2023(c)(d)		568	564,939
Series P 5.95%, 05/15/2025(c)		2,793	2,651,464
Series W 4.00%, 12/10/2025(c)		232	203,290
Series Y 4.15%, 11/15/2026(c)		7,121	5,822,674
Commonwealth Bank of Australia 2.688%, 03/11/2031(a)		365	288,376
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a)(c)	EUR	200	185,424
4.625%, 05/23/2029(a)	GBP	9,255	10,449,781
Cooperatieve Rabobank UA/NY 5.00%, 01/13/2025	U.S.$	345	345,014
Credit Suisse AG/London 0.25%, 01/05/2026(a)	EUR	531	511,392
0.25%, 09/01/2028(a)		455	387,182
Credit Suisse Group AG 2.193%, 06/05/2026(a)	U.S.$	307	271,698
3.25%, 04/02/2026(a)	EUR	425	435,635
3.75%, 03/26/2025	U.S.$	645	593,192
4.194%, 04/01/2031(a)		15,457	13,511,458
6.373%, 07/15/2026(a)		3,995	3,885,873
Danske Bank A/S 1.621%, 09/11/2026(a)		441	394,112
3.244%, 12/20/2025(a)		3,465	3,292,505
4.298%, 04/01/2028(a)		5,063	4,756,644
6.466%, 01/09/2026(a)		4,805	4,806,856
DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a)(c)		240	222,600
Deutsche Bank AG 1.625%, 01/20/2027(a)	EUR	500	467,055
1.75%, 11/19/2030(a)		200	170,250
1.875%, 02/23/2028(a)		3,200	3,006,884
2.625%, 02/12/2026(a)		100	100,487
3.25%, 05/24/2028(a)		5,100	5,015,064
Deutsche Bank AG/New York NY 3.961%, 11/26/2025	U.S.$	240	226,665

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.119%, 07/14/2026	U.S.$	388	$374,364
6.72%, 01/18/2029		2,467	2,455,101
7.079%, 02/10/2034		498	459,422
Discover Financial Services 6.70%, 11/29/2032		4,179	4,313,128
DNB Bank ASA 0.375%, 01/18/2028(a)	EUR	257	247,378
1.625%, 05/31/2026(a)		120	124,184
Doha Finance Ltd. 2.375%, 03/31/2026(a)	U.S.$	590	541,067
Erste Group Bank AG 0.875%, 05/13/2027(a)	EUR	300	285,581
1.625%, 09/08/2031(a)		200	190,637
4.25%, 10/15/2027(a)(c)		200	160,616
Federation des Caisses Desjardins du Quebec 4.40%, 08/23/2025(a)	U.S.$	315	307,278
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a)(c)		480	450,390
Goldman Sachs Group, Inc. (The) 0.875%, 05/09/2029(a)	EUR	249	222,190
1.542%, 09/10/2027	U.S.$	684	602,062
3.272%, 09/29/2025		624	605,095
3.615%, 03/15/2028		32	30,301
4.223%, 05/01/2029		230	219,498
4.25%, 01/29/2026(a)	GBP	335	402,962
6.209% (SOFR + 1.39%), 03/15/2024(d)	U.S.$	285	285,533
6.875%, 01/18/2038	GBP	75	97,256
Series VAR 1.093%, 12/09/2026	U.S.$	679	607,698
HSBC Holdings PLC 1.645%, 04/18/2026		431	392,844
2.013%, 09/22/2028		699	595,929
2.848%, 06/04/2031		244	203,521
3.125%, 06/07/2028	EUR	484	488,798
3.973%, 05/22/2030	U.S.$	420	377,756
4.292%, 09/12/2026		204	194,644
4.60%, 12/17/2030(c)		7,312	5,478,268
4.755%, 06/09/2028		219	211,509
4.762%, 03/29/2033		363	326,890
5.21%, 08/11/2028		9,435	9,333,751
6.161%, 03/09/2029		400	408,494
6.254%, 03/09/2034		9,710	10,101,605
6.375%, 09/17/2024(c)		217	202,745
7.336%, 11/03/2026		205	213,019
8.113%, 11/03/2033		456	505,016

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ING Groep NV 0.25%, 02/18/2029(a)	EUR	200	$176,888
1.75%, 02/16/2031(a)		100	91,175
2.125%, 05/26/2031(a)		200	198,482
5.25%, 11/14/2033(a)		200	228,174
Intesa Sanpaolo SpA 1.35%, 02/24/2031(a)		250	203,444
3.875%, 07/14/2027(a)	U.S.$	200	181,411
5.017%, 06/26/2024(a)		9,793	9,372,981
5.71%, 01/15/2026(a)		5,580	5,234,704
7.00%, 11/21/2025(a)		1,087	1,103,228
Series XR 3.25%, 09/23/2024(a)		610	585,317
4.00%, 09/23/2029(a)		200	172,086
Investec Bank PLC 1.25%, 08/11/2026(a)	EUR	461	437,916
JPMorgan Chase & Co.
0.824%, 06/01/2025	U.S.$	283	268,144
1.09%, 03/11/2027(a)	EUR	7,804	7,787,351
1.561%, 12/10/2025	U.S.$	582	545,433
1.578%, 04/22/2027		580	521,040
1.963%, 03/23/2030(a)	EUR	189	181,390
2.005%, 03/13/2026	U.S.$	37	34,855
2.522%, 04/22/2031		206	176,197
2.545%, 11/08/2032		315	261,480
2.947%, 02/24/2028		720	668,032
3.22%, 03/01/2025		11	10,767
3.509%, 01/23/2029		235	220,091
3.96%, 01/29/2027		243	235,792
4.005%, 04/23/2029		639	610,623
4.323%, 04/26/2028		594	580,235
4.452%, 12/05/2029		604	586,749
4.565%, 06/14/2030		240	233,613
5.546%, 12/15/2025		300	301,996
5.717%, 09/14/2033		175	178,554
Jyske Bank A/S 0.05%, 09/02/2026(a)	EUR	170	166,613
2.25%, 04/05/2029(a)		100	105,282
KBC Group NV 0.125%, 01/14/2029(a)		200	178,973
1.50%, 03/29/2026(a)		100	103,021
5.796%, 01/19/2029(a)	U.S.$	2,856	2,865,457
Kookmin Bank 2.50%, 11/04/2030(a)		810	663,187
Lloyds Banking Group PLC 3.574%, 11/07/2028		644	586,708
3.75%, 03/18/2028		285	264,139

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.871%, 03/06/2029	U.S.$	8,267	$8,304,078
7.50%, 06/27/2024(c)		230	211,868
7.953%, 11/15/2033		415	456,953
Macquarie Bank Ltd. 6.798%, 01/18/2033(a)		608	616,160
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	497,428
0.625%, 02/03/2027(a)		100	94,732
Mitsubishi UFJ Financial Group, Inc. 2.494%, 10/13/2032	U.S.$	550	442,534
5.354%, 09/13/2028		200	200,225
5.475%, 02/22/2031		1,872	1,879,187
Mizuho Financial Group, Inc. 0.184%, 04/13/2026(a)	EUR	528	509,603
0.47%, 09/06/2029(a)		135	120,070
2.26%, 07/09/2032	U.S.$	200	156,951
2.839%, 09/13/2026		402	371,493
3.477%, 04/12/2026(a)		620	589,423
4.353%, 10/20/2025(a)		943	909,249
5.414%, 09/13/2028		200	200,307
Morgan Stanley 0.495%, 10/26/2029	EUR	280	249,431
0.497%, 02/07/2031		100	85,205
0.79%, 05/30/2025	U.S.$	619	586,116
1.164%, 10/21/2025		626	584,701
2.188%, 04/28/2026		643	604,214
2.63%, 02/18/2026		636	604,037
2.72%, 07/22/2025		601	579,772
2.95%, 05/07/2032	EUR	235	232,294
4.21%, 04/20/2028	U.S.$	309	300,187
4.656%, 03/02/2029	EUR	10,875	12,024,512
4.679%, 07/17/2026	U.S.$	152	149,967
4.813%, 10/25/2028	EUR	7,920	8,793,262
5.123%, 02/01/2029	U.S.$	389	391,436
6.296%, 10/18/2028		245	257,718
Series G 2.625%, 03/09/2027	GBP	245	274,797
3.772%, 01/24/2029	U.S.$	95	90,014
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)		570	544,457
National Securities Clearing Corp. 5.10%, 11/21/2027(a)		250	251,350
Nationwide Building Society 0.25%, 09/14/2028(a)	EUR	554	486,407
2.972%, 02/16/2028(a)	U.S.$	4,664	4,191,424
4.00%, 09/14/2026(a)		250	233,017
6.021% (SOFR + 1.29%), 02/16/2028(a)(d)		290	277,313

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NatWest Group PLC 0.78%, 02/26/2030(a)	EUR	17,390	$15,166,967
3.622%, 08/14/2030(a)	GBP	105	119,895
4.445%, 05/08/2030	U.S.$	455	424,131
4.80%, 04/05/2026		210	204,486
5.076%, 01/27/2030		791	766,493
7.472%, 11/10/2026		2,412	2,517,842
NatWest Markets PLC 0.125%, 11/12/2025(a)	EUR	105	103,135
0.125%, 06/18/2026(a)		534	511,844
1.60%, 09/29/2026(a)	U.S.$	400	348,000
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a)(c)		290	261,417
NIBC Bank NV 0.25%, 09/09/2026(a)	EUR	500	460,998
Norinchukin Bank (The) 5.43%, 03/09/2028(a)	U.S.$	200	204,494
Nykredit Realkredit AS 0.25%, 01/13/2026(a)	EUR	528	514,764
OP Corporate Bank PLC 0.375%, 06/16/2028(a)		554	491,331
Oversea-Chinese Banking Corp. Ltd. 1.832%, 09/10/2030(a)	U.S.$	530	483,360
Philippine National Bank 3.28%, 09/27/2024(a)		480	455,340
PNC Financial Services Group, Inc. (The) 4.758%, 01/26/2027		88	86,923
5.068%, 01/24/2034		75	74,046
Series O 8.492% (LIBOR 3 Month + 3.68%), 05/01/2023(c)(d)		1,214	1,202,559
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	276,150
QNB Finance Ltd. 1.375%, 01/26/2026(a)		510	458,936
1.625%, 09/22/2025(a)		200	184,485
2.75%, 02/12/2027(a)		240	222,009
Raiffeisen Bank International AG 0.05%, 09/01/2027(a)	EUR	600	523,145
Raiffeisenbank AS 1.00%, 06/09/2028(a)		200	160,842
Royal Bank of Canada Series G 4.65%, 01/27/2026	U.S.$	678	668,170
Santander Consumer Bank AS 0.125%, 09/11/2024(a)	EUR	200	204,800

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	5,605	$4,848,268
6.499%, 03/09/2029		8,658	8,652,586
Santander UK Group Holdings PLC 0.603%, 09/13/2029(a)	EUR	1,438	1,242,886
2.469%, 01/11/2028	U.S.$	450	394,462
6.833%, 11/21/2026		10,720	10,833,882
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	694,830
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	514,620
5.875%, 08/13/2023(a)(c)		230	226,550
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	340,659
Societe Generale SA 0.125%, 02/18/2028(a)	EUR	600	545,881
1.50%, 05/30/2025(a)		100	105,333
6.447%, 01/12/2027(a)	U.S.$	15,026	14,956,383
Standard Chartered PLC 0.80%, 11/17/2029(a)	EUR	195	172,671
2.608%, 01/12/2028(a)	U.S.$	12,199	10,788,125
2.819%, 01/30/2026(a)		693	652,586
3.125%, 11/19/2024(a)	EUR	348	371,334
6.301%, 01/09/2029(a)	U.S.$	210	213,472
6.312% (LIBOR 3 Month + 1.51%), 01/30/2027(a)(c)(d)		12,300	10,361,022
7.767%, 11/16/2028(a)		279	298,733
7.776%, 11/16/2025(a)		330	337,201
State Street Corp. 4.821%, 01/26/2034		13	12,918
4.857%, 01/26/2026		46	45,714
Sumitomo Mitsui Financial Group, Inc. 0.632%, 10/23/2029(a)	EUR	110	95,396
1.402%, 09/17/2026	U.S.$	681	594,276
1.474%, 07/08/2025		344	314,743
1.546%, 06/15/2026(a)	EUR	499	500,577
2.632%, 07/14/2026	U.S.$	649	599,919
3.04%, 07/16/2029		585	515,629
5.464%, 01/13/2026		593	596,701
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(c)		200	159,944
Swedbank AB Series G 0.20%, 01/12/2028(a)	EUR	556	497,374

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series NC5 5.625%, 09/17/2024(a)(c)	U.S.$	200	$190,149
Toronto-Dominion Bank (The)
0.50%, 01/18/2027(a)	EUR	526	499,715
5.156%, 01/10/2028	U.S.$	119	120,277
Truist Financial Corp. 1.95%, 06/05/2030		1,326	1,069,984
5.122%, 01/26/2034		3,603	3,509,713
UBS Group AG 0.25%, 02/24/2028(a)	EUR	547	483,996
3.126%, 08/13/2030(a)	U.S.$	295	249,565
5.125%, 07/29/2026(a)(c)		200	166,913
6.301% (SOFR + 1.58%), 05/12/2026(a)(d)		17,565	17,514,466
UniCredit SpA 1.982%, 06/03/2027(a)		619	539,852
2.569%, 09/22/2026(a)		19,606	17,706,190
3.127%, 06/03/2032(a)		3,755	2,927,804
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)		200	176,440
Series G 1.75%, 03/16/2031(a)		250	223,630
US Bancorp 4.653%, 02/01/2029		124	120,909
4.839%, 02/01/2034		55	53,320
Virgin Money UK PLC Series G 5.125%, 12/11/2030(a)	GBP	135	154,171
Visa, Inc. 1.50%, 06/15/2026	EUR	375	383,635
Wells Fargo & Co. 2.393%, 06/02/2028	U.S.$	200	179,840
3.908%, 04/25/2026		635	615,706
4.875%, 11/29/2035(a)	GBP	100	109,895
Western Union Co. (The) 2.75%, 03/15/2031	U.S.$	221	176,536
Westpac Banking Corp. Series G 4.322%, 11/23/2031		185	175,227
Woori Bank 5.125%, 08/06/2028(a)		210	205,189
Yorkshire Building Society 0.50%, 07/01/2028(a)	EUR	553	493,698

			480,757,386

Brokerage – 0.3%
Abrdn PLC 4.25%, 06/30/2028(a)	U.S.$	299	264,168

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Blue Owl Finance LLC 4.375%, 02/15/2032(a)	U.S.$	133	$105,338
Brookfield Finance, Inc. 3.90%, 01/25/2028		583	540,087
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		11,930	9,805,617
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		200	169,975
Clearstream Banking AG 0.00%, 12/01/2025(a)	EUR	200	198,466
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	306,129
Nomura Holdings, Inc. 5.709%, 01/09/2026		8,022	8,011,453

			19,401,233

Finance – 0.8%
Aareal Bank AG 0.75%, 04/18/2028(a)	EUR	500	406,566
Aircastle Ltd. 2.85%, 01/26/2028(a)	U.S.$	9,362	8,072,907
4.25%, 06/15/2026		4,586	4,339,435
5.25%, 08/11/2025(a)		5,668	5,537,857
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		1,832	1,628,531
1.95%, 09/20/2026(a)		1,590	1,376,157
3.50%, 11/01/2027(a)		1,342	1,196,870
4.125%, 08/01/2025(a)		23	21,877
4.375%, 01/30/2024(a)		1,889	1,857,301
4.875%, 10/01/2025(a)		926	892,892
5.50%, 12/15/2024(a)		5,268	5,207,022
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026		139	117,425
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	594,977
CCBL Cayman 1 Corp. Ltd. 1.80%, 07/22/2026(a)		400	360,575
CDBL Funding 1 3.50%, 10/24/2027(a)		430	405,081
EQT AB 0.875%, 05/14/2031(a)	EUR	586	430,757
FS KKR Capital Corp. 3.40%, 01/15/2026	U.S.$	637	573,818
Huarong Finance 2017 Co., Ltd. 4.25%, 11/07/2027(a)		530	405,450

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)	U.S.$	260	$232,261
3.375%, 02/24/2030(a)		570	384,750
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		213	179,453
4.875%, 11/22/2026(a)		277	228,750
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	220,556
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	728,595
KKR Group Finance Co. X LLC 3.25%, 12/15/2051(a)		139	87,852
Owl Rock Capital Corp. 2.875%, 06/11/2028		822	666,890
Owl Rock Core Income Corp. 7.75%, 09/16/2027(a)		571	563,864
Owl Rock Technology Finance Corp. 2.50%, 01/15/2027		288	240,368
Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(a)		360	298,793
Prospect Capital Corp. 3.364%, 11/15/2026		666	554,052
Synchrony Financial 2.875%, 10/28/2031		9,262	6,602,478
3.95%, 12/01/2027		1,468	1,245,275
5.15%, 03/19/2029		39	34,328

			45,693,763

Insurance – 1.0%
ACE Capital Trust II 9.70%, 04/01/2030		150	178,818
Aegon NV 5.50%, 04/11/2048		653	617,577
Ageas SA/NV 1.875%, 11/24/2051(a)	EUR	300	232,814
3.25%, 07/02/2049(a)		100	91,601
AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	240,948
Allianz SE 2.121%, 07/08/2050(a)	EUR	1,900	1,680,616
2.241%, 07/07/2045(a)		200	204,058
3.099%, 07/06/2047(a)		200	202,236
3.375%, 09/18/2024(a)(c)		200	211,591
4.252%, 07/05/2052(a)		6,900	6,886,410
4.75%, 10/24/2023(a)(c)		200	216,432

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)	U.S.$	597	$556,401
5.75%, 08/15/2050(a)		365	347,000
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 3.50%, 10/01/2046(a)	EUR	155	157,644
Athene Global Funding 0.366%, 09/10/2026(a)		107	98,081
0.832%, 01/08/2027(a)		530	483,036
2.646%, 10/04/2031(a)	U.S.$	139	110,098
2.717%, 01/07/2029(a)		13	10,861
Athene Holding Ltd. 3.45%, 05/15/2052		139	87,856
3.50%, 01/15/2031		454	378,399
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	129,961
AXA SA 3.25%, 05/28/2049(a)	EUR	299	289,409
4.25%, 03/10/2043(a)		138	136,240
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	284,250
Cloverie PLC for Zurich Insurance Co., Ltd. 5.625%, 06/24/2046(a)	U.S.$	859	831,482
CNP Assurances 1.25%, 01/27/2029(a)	EUR	500	443,535
2.50%, 06/30/2051(a)		200	175,351
Coface SA 6.00%, 09/22/2032(a)		200	211,668
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		8,900	9,191,993
Elevance Health, Inc. 2.375%, 01/15/2025	U.S.$	46	44,055
F&G Global Funding 5.15%, 07/07/2025(a)		594	584,993
Fairfax Financial Holdings Ltd. 5.625%, 08/16/2032(a)		123	120,998
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	129,514
Humana, Inc. 5.50%, 03/15/2053		120	121,959
5.70%, 03/13/2026		120	120,665
5.75%, 03/01/2028		77	80,018
Jackson National Life Global Funding 5.50%, 01/09/2026(a)		150	150,480

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Marsh & McLennan Cos., Inc. 5.45%, 03/15/2053	U.S.$	602	$616,224
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	114,210
MetLife, Inc. 9.25%, 04/08/2038(a)		232	273,710
Metropolitan Life Global Funding I 5.15%, 03/28/2033(a)		608	614,092
5.74% (SOFR + 0.91%), 03/21/2025(a)(d)		285	284,441
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.00%, 05/26/2042(a)	EUR	300	228,904
1.25%, 05/26/2041(a)		100	81,214
3.25%, 05/26/2049(a)		3,700	3,628,788
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	4,295	5,774,659
New York Life Global Funding 4.70%, 04/02/2026(a)		122	122,007
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	70,183
Principal Financial Group, Inc. 5.375%, 03/15/2033		120	120,032
Protective Life Global Funding 3.218%, 03/28/2025(a)		150	144,412
4.714%, 07/06/2027(a)		150	148,331
Prudential Financial, Inc. 5.20%, 03/15/2044		385	365,698
5.625%, 06/15/2043		435	427,874
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a)(c)		325	303,473
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	111,459
Sampo Oyj 2.50%, 09/03/2052(a)	EUR	296	247,704
Swiss Re Finance Luxembourg SA 4.25%, 09/04/2024(a)(c)	U.S.$	200	179,255
Swiss Re Finance UK PLC 2.714%, 06/04/2052(a)	EUR	200	167,484
UNIQA Insurance Group AG 1.375%, 07/09/2030(a)		500	434,287
UnitedHealth Group, Inc. 3.875%, 08/15/2059	U.S.$	644	518,213
4.25%, 01/15/2029		123	122,104
4.75%, 05/15/2052		121	117,914
4.95%, 05/15/2062		616	600,172
5.20%, 04/15/2063		123	124,659

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.875%, 02/15/2053	U.S.$	111	$124,764
6.05%, 02/15/2063		231	264,125
Voya Financial, Inc. 5.65%, 05/15/2053		12,751	12,279,116

			54,648,556

Other Finance – 0.0%
China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(a)		510	401,880
Computershare US, Inc. 1.125%, 10/07/2031(a)	EUR	305	255,106
Intercontinental Exchange, Inc. 5.20%, 06/15/2062	U.S.$	122	122,804

			779,790

REITs – 1.5%
Acef Holding SCA 1.25%, 04/26/2030(a)	EUR	436	323,247
American Tower Corp. 0.40%, 02/15/2027		270	253,517
0.50%, 01/15/2028		196	177,638
0.875%, 05/21/2029		16,895	14,761,229
4.00%, 06/01/2025	U.S.$	282	275,478
Annington Funding PLC 3.184%, 07/12/2029(a)	GBP	3,571	3,688,382
Aroundtown SA 0.375%, 04/15/2027(a)	EUR	100	72,521
1.45%, 07/09/2028(a)		300	200,985
Boston Properties LP 6.75%, 12/01/2027	U.S.$	162	160,482
Brandywine Operating Partnership LP 7.55%, 03/15/2028		601	538,647
CPI Property Group SA 1.75%, 01/14/2030(a)	EUR	353	219,087
Digital Dutch Finco BV 1.25%, 02/01/2031(a)		307	247,397
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		15,955	16,172,067
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	247,065
Essential Properties LP 2.95%, 07/15/2031	U.S.$	10,801	7,972,580
Fastighets AB Balder 1.25%, 01/28/2028(a)	EUR	265	204,713
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	5,638	4,603,268
Heimstaden Bostad Treasury BV 0.75%, 09/06/2029(a)	EUR	275	195,819

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Host Hotels & Resorts LP Series J 2.90%, 12/15/2031	U.S.$	105	$81,980
Icade Sante SACA 0.875%, 11/04/2029(a)	EUR	300	257,202
MAF Sukuk Ltd. 3.933%, 02/28/2030(a)	U.S.$	340	318,389
NE Property BV 1.75%, 11/23/2024(a)	EUR	509	516,302
Nerval SAS 2.875%, 04/14/2032(a)		300	267,139
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	U.S.$	8,923	6,514,739
3.375%, 02/01/2031		405	322,165
3.625%, 10/01/2029		1,382	1,160,296
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	145	131,724
1.00%, 02/08/2029		220	194,417
Realty Income Corp. 1.125%, 07/13/2027	GBP	230	237,620
Regency Centers LP 4.40%, 02/01/2047	U.S.$	33	27,056
Sabra Health Care LP 5.125%, 08/15/2026		320	299,795
Samhallsbyggnadsbolaget i Norden AB 1.125%, 09/04/2026(a)	EUR	253	197,580
SBB Treasury Oyj 0.75%, 12/14/2028(a)		10,228	6,246,572
1.125%, 11/26/2029(a)		314	185,585
Segro Capital Sarl 1.875%, 03/23/2030(a)		273	234,403
Simon Property Group LP 5.85%, 03/08/2053	U.S.$	130	129,400
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	168,528
Spirit Realty LP 4.45%, 09/15/2026	U.S.$	393	376,295
Trust Fibra Uno 4.869%, 01/15/2030(a)		735	617,538
6.39%, 01/15/2050(a)		205	153,176
Unibail-Rodamco-Westfield SE 2.25%, 05/14/2038(a)	EUR	300	230,820
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)	U.S.$	703	658,616
Vornado Realty LP 3.40%, 06/01/2031		233	161,231

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WEA Finance LLC 2.875%, 01/15/2027(a)	U.S.$	676	$583,940
3.50%, 06/15/2029(a)		165	138,299
WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	466,119
1.35%, 04/15/2028		10,003	8,946,353

			80,137,401

			681,418,129

Industrial – 9.4%
Basic – 0.5%
Air Products and Chemicals, Inc. 0.50%, 05/05/2028		175	162,448
4.00%, 03/03/2035		205	224,016
Amcor Flexibles North America, Inc. 2.69%, 05/25/2031	U.S.$	651	541,459
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	98,951
Anglo American Capital PLC 1.625%, 09/18/2025(a)		506	517,649
2.625%, 09/10/2030(a)	U.S.$	260	215,784
2.875%, 03/17/2031(a)		316	264,324
5.625%, 04/01/2030(a)		524	525,258
Berry Global, Inc. 5.50%, 04/15/2028(a)		123	122,608
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	125	115,397
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	250	227,262
4.50%, 01/31/2030(a)		805	679,017
7.25%, 02/13/2033(a)		11,300	10,841,942
Celanese US Holdings LLC 5.90%, 07/05/2024		130	130,061
6.05%, 03/15/2025		90	90,521
6.165%, 07/15/2027		311	314,409
6.33%, 07/15/2029		311	315,032
Celulosa Arauco y Constitucion SA 3.875%, 11/02/2027		200	183,538
4.20%, 01/29/2030(a)		240	217,920
5.50%, 04/30/2049(a)		260	225,924
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	128,467
9.40%, 05/15/2039		279	374,056
Equate Petrochemical BV 2.625%, 04/28/2028(a)		1,000	882,375
Freeport Indonesia PT 4.763%, 04/14/2027(a)		320	311,460

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.315%, 04/14/2032(a)	U.S.$	404	$380,201
Fresnillo PLC 4.25%, 10/02/2050(a)		240	179,400
GC Treasury Center Co., Ltd. 2.98%, 03/18/2031(a)		310	254,277
4.40%, 03/30/2032(a)		200	180,163
Glencore Capital Finance DAC 1.125%, 03/10/2028(a)	EUR	2,094	1,954,320
Glencore Finance Europe Ltd. 3.75%, 04/01/2026(a)		160	173,042
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)	U.S.$	200	200,537
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	180,234
LANXESS AG 0.625%, 12/01/2029(a)	EUR	600	514,329
LG Chem Ltd. 2.375%, 07/07/2031(a)	U.S.$	510	418,455
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	209,119
Mondi Finance Europe GmbH 2.375%, 04/01/2028(a)		490	488,958
Nucor Corp. 4.30%, 05/23/2027	U.S.$	128	125,704
Nutrien Ltd. 4.90%, 03/27/2028		123	122,978
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)		280	220,377
POSCO 5.75%, 01/17/2028(a)		200	204,962
Rio Tinto Finance USA PLC 5.125%, 03/09/2053		120	122,741
SABIC Capital I BV 2.15%, 09/14/2030(a)		260	216,742
Southern Copper Corp. 3.875%, 04/23/2025		180	174,015
5.875%, 04/23/2045		170	176,991
Suzano Austria GmbH Series DM3N 3.125%, 01/15/2032		500	407,500
UPL Corp. Ltd. 4.625%, 06/16/2030(a)		380	313,334
Vale Overseas Ltd. 3.75%, 07/08/2030		200	178,550

			25,106,807

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.1%
3M Co. 2.375%, 08/26/2029	U.S.$	637	$562,994
Caterpillar Financial Services Corp. 5.40%, 03/10/2025		661	673,250
CNH Industrial Capital LLC 1.45%, 07/15/2026		205	183,717
CNH Industrial Finance Europe SA 1.625%, 07/03/2029(a)	EUR	261	250,758
1.75%, 09/12/2025(a)		210	219,908
Eaton Corp. 4.70%, 08/23/2052	U.S.$	180	173,153
Emerson Electric Co. 0.875%, 10/15/2026		681	607,653
HeidelbergCement Finance Luxembourg SA 1.75%, 04/24/2028(a)	EUR	180	174,397
IDEX Corp. 2.625%, 06/15/2031	U.S.$	667	564,051
John Deere Capital Corp. 4.75%, 01/20/2028		430	439,136
4.90%, 03/03/2028		120	123,337
Lockheed Martin Corp. 5.70%, 11/15/2054		295	335,746
5.90%, 11/15/2063		521	610,213
Metso Outotec Oyj 0.875%, 05/26/2028(a)	EUR	179	162,472
Northrop Grumman Corp. 4.95%, 03/15/2053	U.S.$	620	617,256
Regal Rexnord Corp. 6.05%, 02/15/2026(a)		666	670,552
6.30%, 02/15/2030(a)		63	63,290
6.40%, 04/15/2033(a)		74	74,124
Safran SA 0.125%, 03/16/2026(a)	EUR	500	491,840
Schneider Electric SE 0.25%, 09/09/2024(a)		100	104,217
1.50%, 09/08/2023(a)		200	215,323
St Marys Cement, Inc. Canada 5.75%, 01/28/2027(a)	U.S.$	440	440,892
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		42	43,211
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		410	326,667

			8,128,157

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	U.S.$	330	$251,044
5.375%, 05/01/2047		2,760	2,268,784
5.75%, 04/01/2048		245	210,355
6.484%, 10/23/2045		115	108,399
Comcast Corp.
3.90%, 03/01/2038		230	206,554
4.049%, 11/01/2052		300	252,910
4.65%, 07/15/2042		210	199,695
Cox Communications, Inc. 4.50%, 06/30/2043(a)		155	130,539
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		145	131,336
Discovery Communications LLC 1.90%, 03/19/2027	EUR	144	143,417
5.20%, 09/20/2047	U.S.$	9,179	7,565,678
Fox Corp.
3.50%, 04/08/2030		190	173,282
5.476%, 01/25/2039		240	230,033
Grupo Televisa SAB 6.625%, 01/15/2040		350	370,956
Informa PLC 2.125%, 10/06/2025(a)	EUR	496	512,743
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	U.S.$	105	78,650
4.75%, 03/30/2030		175	171,944
ITV PLC 1.375%, 09/26/2026(a)	EUR	517	510,626
JCDecaux SA 1.625%, 02/07/2030(a)		100	86,627
2.625%, 04/24/2028(a)		500	492,640
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	140,853
4.65%, 08/15/2062		92	81,446
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024		197	193,069
Paramount Global 4.20%, 05/19/2032		2,223	1,909,776
4.95%, 01/15/2031		9,590	8,842,053
Prosus NV 1.539%, 08/03/2028(a)	EUR	230	203,129
2.778%, 01/19/2034(a)		199	159,456

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.257%, 01/19/2027(a)	U.S.$	250	$226,875
3.68%, 01/21/2030(a)		970	821,469
3.832%, 02/08/2051(a)		200	126,835
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		510	432,011
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	103,526
Walt Disney Co. (The) 3.80%, 05/13/2060	U.S.$	215	176,293
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(a)		4,535	4,272,330
5.05%, 03/15/2042(a)		190	158,869
6.412%, 03/15/2026		120	120,582
Weibo Corp. 3.50%, 07/05/2024		290	281,717

			32,346,501

Communications - Telecommunications – 0.7%
America Movil SAB de CV 2.875%, 05/07/2030		340	298,839
AT&T, Inc. 3.55%, 09/15/2055		320	229,867
Series B 2.875%, 03/02/2025(c)	EUR	200	200,974
Bell Telephone Co. of Canada or Bell Canada (The) 3.00%, 03/17/2031	CAD	2,381	1,560,763
4.55%, 02/09/2030		1,318	970,687
5.15%, 02/09/2053		3,297	2,385,646
5.85%, 11/10/2032		7,893	6,267,685
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	16,235	14,788,393
Corning, Inc. 5.45%, 11/15/2079	U.S.$	80	73,589
Deutsche Telekom International Finance BV 8.75%, 06/15/2030		325	395,096
Eutelsat SA 1.50%, 10/13/2028(a)	EUR	300	252,024
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)	U.S.$	490	459,161
Koninklijke KPN NV Series G 0.625%, 04/09/2025(a)	EUR	500	514,870
NTT Finance Corp. 0.082%, 12/13/2025(a)		521	516,260
0.399%, 12/13/2028(a)		109	99,368

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)	EUR	500	$517,343
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	640,007
Orange SA 2.375%, 01/15/2025(a)(c)	EUR	200	205,791
5.25%, 02/07/2024(a)(c)		160	173,300
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	870	693,825
SingTel Group Treasury Pte Ltd. 2.375%, 08/28/2029(a)		290	254,801
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	187,193
TELUS Corp. 5.25%, 11/15/2032	CAD	10,367	7,843,856
Verizon Communications, Inc. 1.875%, 09/19/2030	GBP	355	354,607
4.25%, 10/31/2030	EUR	250	280,986
Vodafone Group PLC 3.00%, 08/12/2056(a)	GBP	100	75,443
4.20%, 12/13/2027(a)	AUD	320	208,618
5.125%, 06/19/2059	U.S.$	250	226,614

			40,675,606

Consumer Cyclical - Automotive – 0.7%
Aptiv PLC 1.50%, 03/10/2025	EUR	210	217,851
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	U.S.$	79	61,011
Daimler Truck Finance North America LLC 5.125%, 01/19/2028(a)		150	150,168
5.15%, 01/16/2026(a)		150	150,621
General Motors Co. 5.00%, 10/01/2028		265	261,063
5.00%, 04/01/2035		316	290,061
5.40%, 10/15/2029		122	121,007
5.40%, 04/01/2048		676	584,143
5.60%, 10/15/2032		122	119,163
General Motors Financial Co., Inc. 6.00%, 01/09/2028		119	121,776
6.40%, 01/09/2033		119	122,587
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		14,185	12,719,543
3.35%, 06/08/2025(a)		335	317,934
6.50%, 03/10/2028(a)		613	621,051

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hella GmbH & Co. KGaA 1.00%, 05/17/2024	EUR	505	$531,381
Hyundai Capital America 1.30%, 01/08/2026(a)	U.S.$	365	327,808
1.50%, 06/15/2026(a)		660	587,252
2.10%, 09/15/2028(a)		713	602,739
2.375%, 10/15/2027(a)		590	521,158
Hyundai Motor Manufacturing Indonesia PT 1.75%, 05/06/2026(a)		250	221,688
Kia Corp. 2.75%, 02/14/2027(a)		290	264,524
3.50%, 10/25/2027(a)		230	213,872
Lear Corp. 3.50%, 05/30/2030		802	707,444
Magna International, Inc. 5.50%, 03/21/2033		661	685,807
5.98%, 03/21/2026		661	666,285
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		370	370,312
4.95%, 03/30/2025(a)		150	150,105
5.50%, 11/27/2024(a)		256	258,399
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,698,581
2.45%, 09/15/2028(a)		5,328	4,318,656
2.75%, 03/09/2028(a)		255	215,427
PACCAR Financial Corp. 4.45%, 03/30/2026		123	123,206
RCI Banque SA 1.75%, 04/10/2026(a)	EUR	521	524,426
Toyota Motor Credit Corp. 5.45%, 11/10/2027	U.S.$	165	171,320
Volkswagen Financial Services NV 0.875%, 02/20/2025(a)	GBP	100	113,377
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	400	370,107
3.50%, 06/17/2025(a)(c)		7,500	7,670,230
3.875%, 06/14/2027(a)(c)		300	293,620
3.875%, 06/17/2029(a)(c)		100	92,969
4.125%, 11/16/2038(a)		100	102,662
Series 10Y 1.875%, 03/30/2027(a)		100	99,798

			38,761,132

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.0%
CPUK Finance Ltd. 3.588%, 08/28/2025(a)	GBP	275	$320,613

Consumer Cyclical - Other – 0.2%
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)	U.S.$	420	325,054
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		340	309,251
Imerys SA 1.50%, 01/15/2027(a)	EUR	500	494,300
InterContinental Hotels Group PLC 1.625%, 10/08/2024(a)		403	422,315
Marriott International, Inc./MD 4.90%, 04/15/2029	U.S.$	298	295,238
MDC Holdings, Inc. 2.50%, 01/15/2031		315	245,862
6.00%, 01/15/2043		11,397	9,895,718
Nissan Motor Co., Ltd. 2.652%, 03/17/2026(a)	EUR	125	127,547
NVR, Inc. 3.00%, 05/15/2030	U.S.$	661	582,103
Owens Corning 7.00%, 12/01/2036		50	55,811
Sands China Ltd. 3.75%, 08/08/2031		540	435,545

			13,188,744

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 4.45%, 09/01/2048		143	132,414
5.15%, 09/09/2052		120	122,091

			254,505

Consumer Cyclical - Retailers – 0.5%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	514,406
AutoNation, Inc. 3.80%, 11/15/2027	U.S.$	3,867	3,576,121
3.85%, 03/01/2032		572	487,444
4.75%, 06/01/2030		1,223	1,152,628
CK Hutchison Europe Finance 21 Ltd. 0.75%, 11/02/2029(a)	EUR	245	212,323
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	678,839
Falabella SA 3.75%, 10/30/2027(a)		261	230,218

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Home Depot, Inc. (The) 3.00%, 04/01/2026	U.S.$	395	$383,171
3.50%, 09/15/2056		194	151,220
4.50%, 12/06/2048		370	348,415
4.95%, 09/15/2052		461	460,776
Lowe’s Cos., Inc. 4.05%, 05/03/2047		360	291,219
4.80%, 04/01/2026		610	613,237
5.625%, 04/15/2053		120	120,612
5.75%, 07/01/2053		122	124,275
5.80%, 09/15/2062		569	572,147
PVH Corp. 3.125%, 12/15/2027(a)	EUR	8,275	8,348,908
3.625%, 07/15/2024(a)		481	517,397
4.625%, 07/10/2025	U.S.$	185	181,013
VF Corp. 0.25%, 02/25/2028	EUR	100	89,744
4.125%, 03/07/2026		2,670	2,907,344
4.25%, 03/07/2029		3,110	3,366,813

			25,328,270

Consumer Non-Cyclical – 1.0%
AbbVie, Inc. 3.60%, 05/14/2025	U.S.$	112	109,869
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,433	13,401,593
3.70%, 02/04/2051	U.S.$	467	314,696
3.875%, 09/16/2046		160	115,024
4.00%, 02/04/2061		621	436,693
4.80%, 02/14/2029		135	134,053
5.80%, 02/14/2039		130	127,157
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	180	175,718
AmerisourceBergen Corp. 2.80%, 05/15/2030	U.S.$	245	214,964
Amgen, Inc. 3.125%, 05/01/2025		591	573,692
4.20%, 02/22/2052		220	186,831
4.40%, 05/01/2045		225	198,312
4.40%, 02/22/2062		9,006	7,602,215
4.663%, 06/15/2051		360	327,550
4.875%, 03/01/2053		720	674,550
Anheuser-Busch InBev SA/NV 2.75%, 03/17/2036(a)	EUR	100	96,958
9.75%, 07/30/2024(a)	GBP	335	437,172
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	U.S.$	636	600,017
3.25%, 03/27/2030		627	584,044

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.535%, 03/26/2042	U.S.$	91	$86,805
5.935%, 10/01/2032		190	210,071
Asahi Group Holdings Ltd. 0.336%, 04/19/2027(a)	EUR	535	506,465
0.541%, 10/23/2028(a)		109	98,985
Ascension Health Series B 2.532%, 11/15/2029	U.S.$	656	576,080
Astrazeneca Finance LLC 1.20%, 05/28/2026		616	561,044
AstraZeneca PLC 0.70%, 04/08/2026		749	672,600
Avery Dennison Corp. 5.75%, 03/15/2033		602	625,967
BAT Capital Corp. 4.54%, 08/15/2047		70	52,028
7.75%, 10/19/2032		115	127,540
BAT International Finance PLC 2.25%, 09/09/2052(a)	GBP	110	54,623
4.448%, 03/16/2028	U.S.$	235	222,774
Baxter International, Inc. 1.30%, 05/15/2029	EUR	521	479,412
Becton Dickinson Euro Finance SARL 0.334%, 08/13/2028		370	337,383
Biogen, Inc. 4.05%, 09/15/2025	U.S.$	539	526,698
Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	294,888
Bristol-Myers Squibb Co. 3.90%, 03/15/2062	U.S.$	570	470,045
Cardinal Health, Inc. 4.90%, 09/15/2045		250	225,167
Cargill, Inc. 4.375%, 04/22/2052(a)		311	288,511
4.875%, 10/10/2025(a)		255	256,666
Cencosud SA 4.375%, 07/17/2027(a)		230	215,165
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	167,537
Cigna Group (The) 3.40%, 03/15/2050		375	277,193
4.50%, 02/25/2026		369	367,245
4.80%, 08/15/2038		574	556,751
4.80%, 07/15/2046		193	176,859
4.90%, 12/15/2048		133	125,151
5.40%, 03/15/2033		120	124,562
5.685%, 03/15/2026		600	603,584

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Coca-Cola Co. (The) 0.125%, 03/09/2029	EUR	180	$161,225
0.375%, 03/15/2033		119	95,954
1.10%, 09/02/2036		309	247,534
1.25%, 03/08/2031		109	100,305
CommonSpirit Health 3.347%, 10/01/2029	U.S.$	651	585,612
CVS Health Corp. 4.25%, 04/01/2050		205	170,642
4.78%, 03/25/2038		295	281,076
5.00%, 02/20/2026		387	391,469
5.625%, 02/21/2053		122	123,579
DH Europe Finance II Sarl 1.35%, 09/18/2039	EUR	346	258,408
2.60%, 11/15/2029	U.S.$	345	307,282
Diageo Capital BV 1.50%, 06/08/2029(a)	EUR	126	122,250
Diageo Finance PLC 0.125%, 10/12/2023(a)		136	145,235
1.875%, 03/27/2027(a)		235	241,209
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	600	616,356
5.00%, 02/27/2026		120	121,034
Essity AB 0.25%, 02/08/2031(a)	EUR	588	480,709
Fresenius Medical Care US Finance III, Inc. 3.75%, 06/15/2029(a)	U.S.$	190	165,267
Fresenius SE & Co. KGaA 2.875%, 05/24/2030(a)	EUR	262	256,694
GE Healthcare Holding LLC 5.55%, 11/15/2024(a)	U.S.$	375	377,266
General Mills, Inc. 0.45%, 01/15/2026	EUR	519	517,335
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	145	100,243
4.80%, 04/01/2044		280	271,433
HCA, Inc. 5.50%, 06/15/2047		366	343,506
Hormel Foods Corp. 1.80%, 06/11/2030		266	222,345
Indofood CBP Sukses Makmur Tbk PT 3.398%, 06/09/2031(a)		490	406,754
Ingredion, Inc. 2.90%, 06/01/2030		361	317,140
J M Smucker Co. (The) 3.50%, 03/15/2025		468	456,762

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027(a)	U.S.$	759	$669,058
3.00%, 05/15/2032(a)		695	546,867
5.50%, 01/15/2030(a)		278	265,140
Johnson & Johnson 5.85%, 07/15/2038		187	216,162
Kellogg Co. 1.25%, 03/10/2025	EUR	500	521,076
Kenvue, Inc. 5.20%, 03/22/2063(a)	U.S.$	130	134,569
Keurig Dr Pepper, Inc. 4.50%, 04/15/2052		634	563,536
McKesson Corp. 1.50%, 11/17/2025	EUR	226	232,310
3.125%, 02/17/2029	GBP	205	226,161
Merck & Co., Inc. 0.75%, 02/24/2026	U.S.$	692	633,216
2.90%, 12/10/2061		562	385,195
3.90%, 03/07/2039		543	497,904
4.00%, 03/07/2049		170	152,620
Molson Coors Beverage Co. 1.25%, 07/15/2024	EUR	500	523,263
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)	U.S.$	270	253,064
Nestle Holdings, Inc. 4.70%, 01/15/2053(a)		150	151,170
4.95%, 03/14/2030(a)		661	686,551
5.00%, 03/14/2028(a)		396	411,034
Panasonic Holdings Corp. 2.679%, 07/19/2024(a)		599	578,664
PepsiCo, Inc. 3.00%, 10/15/2027		595	569,579
3.20%, 07/22/2029	GBP	100	114,423
4.45%, 05/15/2028	U.S.$	122	124,415
4.55%, 02/13/2026		609	620,159
4.65%, 02/15/2053		122	124,997
Pfizer, Inc. 7.20%, 03/15/2039		95	119,672
Philip Morris International, Inc. 4.875%, 02/13/2026		609	613,463
4.875%, 02/15/2028		122	123,055
5.00%, 11/17/2025		255	257,175
5.125%, 02/15/2030		122	123,308
5.375%, 02/15/2033		122	124,669
5.625%, 11/17/2029		32	33,446

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pilgrim’s Pride Corp. 3.50%, 03/01/2032	U.S.$	105	$84,341
5.875%, 09/30/2027(a)		95	94,405
Reynolds American, Inc. 5.85%, 08/15/2045		352	317,341
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)		350	338,275
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		315	237,931
Sysco Corp. 3.15%, 12/14/2051		210	146,725
6.60%, 04/01/2050		117	133,300
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		250	178,280
Thermo Fisher Scientific, Inc. 3.20%, 01/21/2026	EUR	169	182,617
Viterra Finance BV 4.90%, 04/21/2027(a)	U.S.$	625	601,039
5.25%, 04/21/2032(a)		200	180,477
Wyeth LLC 5.95%, 04/01/2037		188	210,812
Zoetis, Inc. 5.40%, 11/14/2025		128	130,254

			56,915,249

Energy – 2.0%
APA Infrastructure Ltd. 2.00%, 03/22/2027(a)	EUR	502	500,439
Apache Corp. 5.10%, 09/01/2040	U.S.$	180	152,515
BG Energy Capital PLC 5.125%, 12/01/2025(a)	GBP	365	453,863
Boardwalk Pipelines LP 3.40%, 02/15/2031	U.S.$	150	130,905
BP Capital Markets America, Inc. 2.772%, 11/10/2050		330	222,168
BP Capital Markets PLC 3.25%, 03/22/2026(a)(c)	EUR	1,179	1,181,210
3.625%, 03/22/2029(a)(c)		12,390	11,707,114
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	134,026
ConocoPhillips Co 4.025%, 03/15/2062		345	281,075
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		800	679,432
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	120,334
4.375%, 01/15/2028		554	522,698

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.90%, 06/01/2044	U.S.$	100	$77,087
5.75%, 01/15/2031(a)		6,979	6,697,602
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	187,058
Diamondback Energy, Inc. 4.25%, 03/15/2052		138	108,253
6.25%, 03/15/2053		119	123,468
Ecopetrol SA 4.625%, 11/02/2031		914	698,890
5.875%, 11/02/2051		3,207	2,136,664
6.875%, 04/29/2030		1,505	1,377,135
8.875%, 01/13/2033		1,480	1,492,950
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	54,273
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	4,087	2,625,391
Enbridge, Inc. 6.10%, 11/09/2032		3,461	2,764,130
Energy Transfer LP 4.40%, 03/15/2027	U.S.$	235	228,514
6.125%, 12/15/2045		205	197,534
Eni SpA Series NC5 2.625%, 10/13/2025(a)(c)	EUR	170	169,894
Series NC9 3.375%, 07/13/2029(a)(c)		12,030	10,862,382
Enterprise Products Operating LLC 4.85%, 03/15/2044	U.S.$	130	120,573
EQT Corp. 5.70%, 04/01/2028		2,688	2,694,333
Exxon Mobil Corp. 2.275%, 08/16/2026		618	580,356
4.227%, 03/19/2040		215	201,555
Halliburton Co. 6.70%, 09/15/2038		303	333,467
7.45%, 09/15/2039		459	532,766
Hess Corp. 4.30%, 04/01/2027		230	224,347
Kinder Morgan Energy Partners LP 5.00%, 03/01/2043		175	154,002
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	114,373
Series G 7.75%, 01/15/2032		70	81,361
Marathon Oil Corp. 4.40%, 07/15/2027		90	87,251
6.60%, 10/01/2037		190	193,940
6.80%, 03/15/2032		277	292,479

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Marathon Petroleum Corp. 6.50%, 03/01/2041	U.S.$	143	$152,016
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	357,670
4.625%, 04/01/2029(a)		288	269,068
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	496,864
2.625%, 04/28/2023(a)		100	108,030
MPLX LP 4.875%, 06/01/2025	U.S.$	95	94,341
4.95%, 03/14/2052		516	448,017
5.50%, 02/15/2049		287	267,163
5.65%, 03/01/2053		271	260,642
Oil India International Pte Ltd. 4.00%, 04/21/2027(a)		470	446,294
OMV AG 6.25%, 12/09/2025(a)(c)	EUR	217	241,576
ONEOK, Inc. 3.40%, 09/01/2029	U.S.$	390	347,357
5.20%, 07/15/2048		588	508,022
6.10%, 11/15/2032		25	25,891
6.35%, 01/15/2031		7,429	7,760,630
Phillips 66 4.95%, 12/01/2027		615	617,765
Pioneer Natural Resources Co. 5.10%, 03/29/2026		306	307,254
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		335	326,765
PTTEP Treasury Center Co., Ltd. 2.993%, 01/15/2030(a)		300	265,931
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		290	279,632
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 09/30/2027(a)		363	367,419
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	209,625
SA Global Sukuk Ltd. 1.602%, 06/17/2026(a)		1,000	913,900
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	926,623
2.875%, 04/16/2024(a)		483	470,261
3.25%, 11/24/2050(a)		410	283,822
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	568	476,370

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Shell International Finance BV 2.50%, 09/12/2026	U.S.$	716	$671,975
Suncor Energy, Inc. 6.50%, 06/15/2038		4,255	4,565,343
6.80%, 05/15/2038		40	43,928
6.85%, 06/01/2039		374	409,322
7.15%, 02/01/2032		75	82,938
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		477	389,485
Targa Resources Corp. 6.25%, 07/01/2052		592	584,418
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	216,962
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	426,915
TotalEnergies Capital Canada Ltd. 2.125%, 09/18/2029(a)	EUR	500	495,504
TotalEnergies Capital International SA 3.386%, 06/29/2060	U.S.$	76	56,583
TotalEnergies SE 2.00%, 01/17/2027(a)(c)	EUR	11,880	11,161,476
Series NC7 1.625%, 10/25/2027(a)(c)		3,313	2,970,751
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	170,883
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)	U.S.$	850	806,597
Valero Energy Corp. 4.00%, 06/01/2052		46	35,550
Var Energi ASA 5.00%, 05/18/2027(a)		269	256,655
7.50%, 01/15/2028(a)		7,091	7,431,739
8.00%, 11/15/2032(a)		5,514	5,885,720
Vier Gas Transport GmbH Series DIP 1.50%, 09/25/2028(a)	EUR	500	480,573
Williams Cos., Inc. (The) 5.30%, 08/15/2052	U.S.$	123	116,133
5.40%, 03/02/2026		599	610,989
Wintershall Dea Finance BV 0.452%, 09/25/2023(a)	EUR	500	532,793
Woodside Finance Ltd. 3.70%, 09/15/2026(a)	U.S.$	628	600,512
4.50%, 03/04/2029(a)		531	508,881

			108,239,380

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.1%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	U.S.$	507	$367,927
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	219,263
Ferguson Finance PLC 4.25%, 04/20/2027(a)		624	600,831
4.65%, 04/20/2032(a)		624	590,969
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	273,643
Swire Pacific Mtn Financing HK Ltd. 2.875%, 01/30/2030(a)		340	300,645
Technip Energies NV 1.125%, 05/28/2028(a)	EUR	565	517,652
Worley US Finance Sub Ltd. 0.875%, 06/09/2026(a)		531	512,710

			3,383,640

Services – 0.7%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	630	517,753
Amazon.com, Inc.
4.10%, 04/13/2062		126	110,879
4.25%, 08/22/2057		360	328,612
4.55%, 12/01/2027		435	441,527
Automatic Data Processing, Inc. 1.70%, 05/15/2028		647	577,757
Booking Holdings, Inc. 3.60%, 06/01/2026		693	675,758
4.50%, 11/15/2031	EUR	6,154	6,951,525
Chicago Parking Meters LLC 4.93%, 12/30/2025(e)	U.S.$	16,500	16,162,042
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,601	9,344,424
5.95%, 08/15/2052	U.S.$	123	117,446
ISS Global A/S 0.875%, 06/18/2026(a)	EUR	106	103,667
1.50%, 08/31/2027(a)		527	512,509
Mastercard, Inc. 1.00%, 02/22/2029		295	281,021
3.85%, 03/26/2050	U.S.$	400	355,401
4.875%, 03/09/2028		602	620,430
PayPal Holdings, Inc. 5.05%, 06/01/2052		606	582,855
Rentokil Initial PLC 0.50%, 10/14/2028(a)	EUR	557	500,944

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SGS Nederland Holding BV 0.125%, 04/21/2027(a)	EUR	500	$468,049
Verisk Analytics, Inc. 4.125%, 03/15/2029	U.S.$	230	220,526
5.75%, 04/01/2033		102	107,097

			38,980,222

Technology – 1.7%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)		290	201,344
Amphenol Corp. 4.75%, 03/30/2026		123	123,482
Apple, Inc. 2.00%, 09/17/2027	EUR	240	248,364
2.45%, 08/04/2026	U.S.$	495	471,402
2.80%, 02/08/2061		418	284,720
2.85%, 08/05/2061		257	177,223
3.95%, 08/08/2052		124	111,150
4.10%, 08/08/2062		224	199,880
4.45%, 05/06/2044		260	260,119
Applied Materials, Inc. 3.30%, 04/01/2027		702	678,178
Avnet, Inc. 5.50%, 06/01/2032		609	595,689
6.25%, 03/15/2028		602	611,678
Axiata SPV2 Bhd 2.163%, 08/19/2030(a)		610	515,183
Baidu, Inc. 2.375%, 08/23/2031		320	263,139
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		616	560,706
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		360	358,030
8.35%, 07/15/2046		155	188,574
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	457	405,191
DXC Technology Co. 1.75%, 01/15/2026		101	101,318
Entegris Escrow Corp. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,735,147
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	791	737,630
4.50%, 07/15/2025	U.S.$	603	595,766
Fiserv, Inc. 1.625%, 07/01/2030	EUR	6,152	5,628,795
2.25%, 07/01/2025	GBP	250	290,577

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	U.S.$	120	$121,511
6.102%, 04/01/2026		120	121,004
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	563	620,882
HP, Inc. 2.65%, 06/17/2031	U.S.$	64	52,241
4.20%, 04/15/2032		345	310,685
5.50%, 01/15/2033		11,648	11,540,921
6.00%, 09/15/2041		492	503,847
Intel Corp. 3.25%, 11/15/2049		150	106,792
4.75%, 03/25/2050		470	430,172
4.875%, 02/10/2028		123	124,953
4.90%, 08/05/2052		124	115,470
4.95%, 03/25/2060		472	437,965
5.05%, 08/05/2062		8,442	7,818,141
5.125%, 02/10/2030		123	125,218
5.20%, 02/10/2033		123	125,090
5.625%, 02/10/2043		123	125,998
5.90%, 02/10/2063		7,703	7,920,874
International Business Machines Corp. 3.30%, 05/15/2026		700	674,915
3.43%, 02/09/2052		135	98,305
3.50%, 05/15/2029		100	93,907
4.00%, 06/20/2042		150	127,949
4.25%, 05/15/2049		100	85,661
4.90%, 07/27/2052		284	265,678
KLA Corp. 4.95%, 07/15/2052		354	350,684
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	8,828,604
Lam Research Corp. 4.00%, 03/15/2029		225	220,363
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		250	209,500
6.536%, 07/27/2032(a)		220	222,654
Micron Technology, Inc. 5.875%, 02/09/2033		135	136,524
6.75%, 11/01/2029		80	85,113
Microsoft Corp. 2.675%, 06/01/2060		254	175,439
3.041%, 03/17/2062		200	150,005
4.50%, 02/06/2057		126	129,670
NXP BV/NXP Funding LLC 5.35%, 03/01/2026		445	447,086

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Oracle Corp. 3.65%, 03/25/2041	U.S.$	676	$523,505
4.00%, 07/15/2046		160	122,397
4.10%, 03/25/2061		551	404,336
5.375%, 07/15/2040		377	360,913
QUALCOMM, Inc. 6.00%, 05/20/2053		7,560	8,591,429
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		410	362,537
SK Hynix, Inc. 2.375%, 01/19/2031(a)		460	343,238
6.25%, 01/17/2026(a)		1,473	1,488,319
6.375%, 01/17/2028(a)		2,281	2,289,554
Skyworks Solutions, Inc. 3.00%, 06/01/2031		213	177,707
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024		219	214,349
Texas Instruments, Inc. 4.10%, 08/16/2052		183	168,480
4.90%, 03/14/2033		120	124,825
5.00%, 03/14/2053		120	125,015
TSMC Arizona Corp. 3.875%, 04/22/2027		360	351,738
4.25%, 04/22/2032		380	372,859
4.50%, 04/22/2052		230	220,800
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	429,689
2.25%, 04/23/2031(a)		410	345,044
Tyco Electronics Group SA 0.00%, 02/16/2029	EUR	135	118,244
Western Digital Corp. 2.85%, 02/01/2029	U.S.$	4,015	3,268,915
3.10%, 02/01/2032		5,181	3,912,897
4.75%, 02/15/2026		561	540,354
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	224,500
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		460	349,399

			90,678,149

Transportation - Airlines – 0.0%
Alaska Airlines Pass Through Trust Series 2020-1, Class A 4.80%, 08/15/2027(a)		542	524,236
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(a)		348	342,297
4.75%, 10/20/2028(a)		265	254,400

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

easyJet FinCo BV 1.875%, 03/03/2028(a)	EUR	226	$214,225
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	319	317,990

			1,653,148

Transportation - Railroads – 0.1%
Burlington Northern Santa Fe LLC 4.45%, 01/15/2053		124	115,858
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	219,991
4.40%, 08/05/2052	U.S.$	124	116,327
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	252,668
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		439	383,841
5.875%, 07/05/2034(a)		741	706,648
MTR Corp. Ltd. 1.625%, 08/19/2030(a)		260	215,036
Union Pacific Corp. 3.85%, 02/14/2072		133	105,334
5.15%, 01/20/2063		598	605,739

			2,721,442

Transportation - Services – 0.5%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		360	231,367
Ashtead Capital, Inc. 5.50%, 08/11/2032(a)		229	225,092
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,275,202
FedEx Corp. 0.45%, 05/04/2029	EUR	12,816	11,218,499
Heathrow Funding Ltd. 1.50%, 02/11/2030(a)		536	492,325
2.625%, 03/16/2028(a)	GBP	295	306,530
2.75%, 10/13/2029(a)		5,974	6,318,316
6.45%, 12/10/2031(a)		3,638	4,775,994
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	230,348
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.55%, 05/01/2028(a)		123	122,823
5.875%, 11/15/2027(a)		116	118,146
Ryder System, Inc. 1.75%, 09/01/2026		139	124,792

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Shanghai Port Group BVI Development 2 Co., Ltd. 1.50%, 07/13/2025(a)	U.S.$	500	$462,430
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/2031(a)		715	580,273
United Parcel Service, Inc. 4.875%, 03/03/2033		175	179,366

			26,661,503

			513,343,068

Utility – 1.9%
Electric – 1.5%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)		420	426,773
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	6,751,810
AEP Texas, Inc. 5.25%, 05/15/2052		121	118,019
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,885	2,467,829
AusNet Services Holdings Pty Ltd. 1.50%, 02/26/2027(a)	EUR	507	502,847
Avangrid, Inc. 3.20%, 04/15/2025	U.S.$	99	94,925
Black Hills Corp. 5.95%, 03/15/2028		119	123,133
Cadent Finance PLC 0.625%, 03/19/2030(a)	EUR	307	268,156
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(f)	U.S.$	206	152,801
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		651	615,416
Commonwealth Edison Co. 5.30%, 02/01/2053		130	134,517
5.90%, 03/15/2036		150	161,110
Series 133 3.85%, 03/15/2052		229	187,148
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	88,276
Series 06-A 5.85%, 03/15/2036		115	121,073
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	419,175
Constellation Energy Generation LLC 5.60%, 03/01/2028		605	622,215
5.75%, 10/01/2041		170	167,954

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DTE Electric Co. 5.40%, 04/01/2053	U.S.$	120	$125,768
Duke Energy Corp. 3.10%, 06/15/2028	EUR	241	249,311
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049	U.S.$	300	219,630
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	110,735
Duke Energy Progress LLC 4.00%, 04/01/2052		43	35,754
5.25%, 03/15/2033		120	124,700
5.35%, 03/15/2053		602	620,329
E.ON International Finance BV 6.25%, 06/03/2030(a)	GBP	7,050	9,154,857
Series DIP 1.00%, 04/13/2025(a)	EUR	91	94,044
Electricite de France SA 2.875%, 12/15/2026(a)(c)		8,400	7,635,545
5.875%, 07/18/2031	GBP	3,890	4,836,292
Elia Transmission Belgium SA 0.875%, 04/28/2030(a)	EUR	500	454,082
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	211,104
Enel Chile SA 4.875%, 06/12/2028		270	261,347
Enel Finance International NV 0.375%, 05/28/2029(a)	EUR	360	318,076
4.625%, 06/15/2027(a)	U.S.$	537	523,749
5.00%, 06/15/2032(a)		200	187,184
6.00%, 10/07/2039(a)		115	112,438
7.50%, 10/14/2032(a)		6,524	7,217,188
7.75%, 10/14/2052(a)		200	232,088
Engie Energia Chile SA 3.40%, 01/28/2030(a)		670	545,757
4.50%, 01/29/2025(a)		200	192,272
Entergy Arkansas LLC 2.65%, 06/15/2051		338	218,282
3.35%, 06/15/2052		92	67,710
Entergy Louisiana LLC 4.75%, 09/15/2052		123	115,528
Entergy Texas, Inc. 5.00%, 09/15/2052		610	594,010
Florida Power & Light Co. 4.05%, 06/01/2042		435	387,161
4.125%, 06/01/2048		125	109,765

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.05%, 04/01/2028	U.S.$	120	$124,024
5.10%, 04/01/2033		120	124,311
5.30%, 04/01/2053		730	775,348
Georgia Power Co. Series B 3.70%, 01/30/2050		290	225,018
Iberdrola International BV Series NC5 1.874%, 01/28/2026(a)(c)	EUR	300	292,541
Series NC6 1.45%, 11/09/2026(a)(c)		11,700	10,809,437
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)	U.S.$	480	350,940
Israel Electric Corp. Ltd. Series G 3.75%, 02/22/2032(a)		290	251,992
4.25%, 08/14/2028(a)		450	421,256
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		397	350,806
Minejesa Capital BV 4.625%, 08/10/2030(a)		730	640,655
National Grid PLC 0.553%, 09/18/2029(a)	EUR	554	485,164
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	538	596,591
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/2025		3,042	3,095,350
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(a)		230	217,134
5.783%, 09/16/2052(a)		335	347,227
NRG Energy, Inc. 7.00%, 03/15/2033(a)		7,544	7,814,981
NSTAR Electric Co. 4.55%, 06/01/2052		122	113,305
4.95%, 09/15/2052		731	725,045
NTPC Ltd. 4.25%, 02/26/2026(a)		370	360,010
Oncor Electric Delivery Co. LLC 4.95%, 09/15/2052		598	591,684
Pacific Gas and Electric Co. 4.40%, 03/01/2032		104	93,595
4.95%, 07/01/2050		272	223,999
5.25%, 03/01/2052		131	111,287
PacifiCorp 4.15%, 02/15/2050		390	333,602
6.35%, 07/15/2038		110	125,970

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PECO Energy Co. 2.85%, 09/15/2051	U.S.$	155	$105,983
Pennsylvania Electric Co. 5.15%, 03/30/2026(a)		122	122,532
Public Service Co. of Colorado 5.25%, 04/01/2053		123	125,364
Public Service Electric and Gas Co. 3.80%, 03/01/2046		410	337,733
RH International Singapore Corp. Pte Ltd. 4.50%, 03/27/2028(a)		470	448,351
San Diego Gas & Electric Co. 5.35%, 04/01/2053		120	123,601
Series UUU 3.32%, 04/15/2050		360	266,763
Series WWW 2.95%, 08/15/2051		231	160,832
Sociedad de Transmision Austral SA 4.00%, 01/27/2032(a)		390	322,798
Southern California Edison Co. 5.70%, 03/01/2053		120	125,243
Series E 5.45%, 06/01/2052		120	120,354
Southern Power Co. Series F 4.95%, 12/15/2046		345	308,114
SSE PLC 2.875%, 08/01/2029(a)	EUR	233	242,436
Tampa Electric Co. 5.00%, 07/15/2052	U.S.$	120	115,176
TenneT Holding BV 2.374%, 07/22/2025(a)(c)	EUR	125	126,462
TNB Global Ventures Capital Bhd 4.851%, 11/01/2028(a)	U.S.$	430	425,915
Tucson Electric Power Co. 5.50%, 04/15/2053		296	301,247
Union Electric Co. 3.90%, 04/01/2052		129	108,542
5.45%, 03/15/2053		120	125,267
Virginia Electric and Power Co. Series C 4.625%, 05/15/2052		121	110,048
WEC Energy Group, Inc. 4.75%, 01/09/2026		265	264,967

			82,366,883

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Natural Gas – 0.2%
Atmos Energy Corp. 2.625%, 09/15/2029	U.S.$	345	$308,336
5.45%, 10/15/2032		32	33,801
5.75%, 10/15/2052		239	259,925
Centrica PLC 4.375%, 03/13/2029(a)	GBP	8,655	10,031,061
ENN Energy Holdings Ltd. 2.625%, 09/17/2030(a)	U.S.$	290	243,201
KeySpan Gas East Corp. 3.586%, 01/18/2052(a)		137	98,935
National Grid North America, Inc. 1.054%, 01/20/2031(a)	EUR	109	95,172
NiSource, Inc. 5.00%, 06/15/2052	U.S.$	122	116,094
5.65%, 02/01/2045		230	239,094

			11,425,619

Other Utility – 0.2%
Thames Water Utilities Finance PLC 6.75%, 11/16/2028	GBP	6,730	8,862,776

			102,655,278

Total Corporates - Investment Grade (cost $1,396,721,498)			1,297,416,475

MORTGAGE PASS-THROUGHS – 5.7%
Agency Fixed Rate 30-Year – 5.7%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049	U.S.$	12,536	11,832,813
Series 2020 3.50%, 01/01/2050		7,652	7,227,824
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		6,686	6,681,440
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		7	6,755
Series 2007 5.50%, 09/01/2036		4	4,546
5.50%, 08/01/2037		5	5,062
Series 2008 5.50%, 03/01/2037		2	2,055
5.50%, 05/01/2038		860	900,147

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2012 3.50%, 02/01/2042	U.S.$	1,663	$1,592,381
3.50%, 11/01/2042		17,350	16,607,664
3.50%, 01/01/2043		2,930	2,803,290
Series 2013 3.50%, 04/01/2043		9,924	9,422,840
Series 2017 3.50%, 06/01/2047		12	11,336
3.50%, 08/01/2047		20	18,688
3.50%, 10/01/2047		148	138,947
3.50%, 01/01/2048		7	7,045
Series 2018 3.50%, 01/01/2048		408	383,978
3.50%, 02/01/2048		174	163,823
3.50%, 03/01/2048		11,024	10,424,341
3.50%, 05/01/2048		283	265,926
4.50%, 09/01/2048		8,682	8,663,178
4.50%, 12/01/2048		5,245	5,239,086
Series 2020 3.50%, 01/01/2050		15,262	14,401,067
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		40,228	40,276,598
Series 2023 4.50%, 04/01/2053, TBA		79,877	78,675,570
5.00%, 04/01/2053, TBA		72,000	72,073,361
Uniform Mortgage-Backed Security Series 2023 5.50%, 04/01/2053, TBA		25,375	25,632,708

Total Mortgage Pass-Throughs (cost $320,160,348)			313,462,469

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
Risk Share Floating Rate – 3.3%
Bellemeade Re Ltd. Series 2018-1A, Class M2 7.745% (LIBOR 1 Month + 2.90%), 04/25/2028(a)(d)		444	446,399
Series 2019-2A, Class M1C 6.845% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(d)		6,626	6,615,089
Series 2019-2A, Class M2 7.945% (LIBOR 1 Month + 3.10%), 04/25/2029(a)(d)		5,800	5,855,312

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-3A, Class M1C 6.795% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(d)	U.S.$	10,262	$10,224,326
Series 2019-4A, Class M1C 7.345% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(d)		4,281	4,291,094
Series 2020-3A, Class M1C 8.545% (LIBOR 1 Month + 3.70%), 10/25/2030(a)(d)		3,898	3,937,021
Series 2021-3A, Class A2 5.56% (SOFR + 1.00%), 09/25/2031(a)(d)		7,225	6,933,932
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 7.145% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(d)		139	138,866
Series 2019-R03, Class 1M2 6.995% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(d)		123	123,211
Series 2019-R07, Class 1M2 6.945% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(d)		421	421,889
Series 2020-R01, Class 1M2 6.895% (LIBOR 1 Month + 2.05%), 01/25/2040(a)(d)		2,142	2,148,208
Series 2021-R01, Class 1M1 5.31% (SOFR + 0.75%), 10/25/2041(a)(d)		258	257,146
Series 2021-R01, Class 1M2 6.11% (SOFR + 1.55%), 10/25/2041(a)(d)		878	854,194
Series 2022-R06, Class 1M1 7.31% (SOFR + 2.75%), 05/25/2042(a)(d)		6,737	6,844,676
Series 2022-R08, Class 1M1 7.11% (SOFR + 2.55%), 07/25/2042(a)(d)		12,142	12,218,527
Eagle Re Ltd. Series 2018-1, Class M1 6.545% (LIBOR 1 Month + 1.70%), 11/25/2028(a)(d)		4,843	4,837,664
Series 2021-2, Class M1B 6.61% (SOFR + 2.05%), 04/25/2034(a)(d)		3,700	3,661,595
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.095% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		3,917	3,975,518

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-DNA1, Class M3 8.145% (LIBOR 1 Month + 3.30%), 10/25/2027(d)	U.S.$	2,558	$2,579,906
Series 2019-DNA3, Class M2 6.895% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(d)		688	688,109
Series 2019-DNA4, Class M2 6.795% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(d)		376	374,939
Series 2020-DNA1, Class M2 6.545% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(d)		332	330,734
Series 2020-HQA2, Class M2 7.945% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(d)		1,735	1,773,228
Series 2021-DNA5, Class M2 6.21% (SOFR + 1.65%), 01/25/2034(a)(d)		5,522	5,404,803
Series 2021-DNA6, Class M1 5.36% (SOFR + 0.80%), 10/25/2041(a)(d)		655	648,518
Series 2021-DNA6, Class M2 6.06% (SOFR + 1.50%), 10/25/2041(a)(d)		11,395	10,842,309
Series 2021-DNA7, Class M1 5.41% (SOFR + 0.85%), 11/25/2041(a)(d)		830	816,923
Series 2021-DNA7, Class M2 6.36% (SOFR + 1.80%), 11/25/2041(a)(d)		13,277	12,614,206
Series 2021-HQA4, Class M1 5.51% (SOFR + 0.95%), 12/25/2041(a)(d)		16,308	15,708,799
Series 2021-HQA4, Class M2 6.91% (SOFR + 2.35%), 12/25/2041(a)(d)		6,919	6,227,385
Series 2023-DNA1, Class M1A 6.658% (SOFR + 2.10%), 03/25/2043(a)(d)		7,110	7,120,105
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 10.095% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		97	98,414
Series 2014-C01, Class M2 9.245% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		398	407,131

62 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-C04, Class 1M2 9.745% (LIBOR 1 Month + 4.90%), 11/25/2024(d)	U.S.$	1,328	$1,383,031
Series 2014-C04, Class 2M2 9.845% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		329	331,155
Series 2015-C01, Class 1M2 9.145% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		1,588	1,637,155
Series 2015-C02, Class 1M2 8.845% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		1,453	1,501,031
Series 2015-C03, Class 1M2 9.845% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		334	349,285
Series 2015-C04, Class 1M2 10.545% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		986	1,052,168
Series 2015-C04, Class 2M2 10.395% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		4,789	4,985,600
Series 2016-C01, Class 2M2 11.795% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		705	745,906
Series 2016-C02, Class 1M2 10.845% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		1,941	2,042,550
Series 2018-C01, Class 1B1 8.395% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,532,094
Series 2021-R02, Class 2M2 6.56% (SOFR + 2.00%), 11/25/2041(a)(d)		7,361	6,826,995
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.345% (LIBOR 1 Month + 5.50%), 10/25/2025(d)(f)		1,509	1,472,254
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.602% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(d)		4,720	4,611,052
Series 2019-3R, Class A 8.552% (LIBOR 1 Month + 3.70%), 11/27/2031(a)(d)		339	326,890
Radnor Re Ltd. Series 2019-1, Class M1B 6.795% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(d)		4,623	4,621,545

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Triangle Re Ltd. Series 2021-3, Class M1A 6.46% (SOFR + 1.90%), 02/25/2034(a)(d)	U.S.$	7,449	$7,406,290

			180,245,177

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,293	728,994
Series 2006-26CB, Class A6 6.25%, 09/25/2036		114	62,932
Series 2006-26CB, Class A8 6.25%, 09/25/2036		425	235,089
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		653	470,400
Series 2007-15CB, Class A19 5.75%, 07/25/2037		255	159,279
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		765	387,562
Series 2007-HY4, Class 1A1 3.631%, 09/25/2047		233	197,565
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.026%, 03/25/2037		117	98,985
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		490	207,886
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		496	432,781
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.33%, 12/28/2037		796	680,189

			3,661,662

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.095% (LIBOR 1 Month + 0.25%), 04/25/2037(d)		530	137,212

Total Collateralized Mortgage Obligations (cost $188,160,476)			184,044,051

64 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 2.9%
Chile – 0.0%
Chile Government International Bond 3.10%, 05/07/2041	U.S.$	825	$617,358
3.10%, 01/22/2061		280	182,315

			799,673

Colombia – 0.2%
Colombia Government International Bond 4.50%, 03/15/2029		8,633	7,617,543

France – 0.5%
Dexia Credit Local SA Zero Coupon, 01/21/2028(a)	EUR	22,100	20,651,169
0.01%, 01/22/2027(a)		7,200	6,932,322

			27,583,491

Germany – 1.1%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	3,768,133
3.20%, 09/11/2026		6,008	3,963,558
4.10%, 02/20/2026		37,326	25,307,855
Landwirtschaftliche Rentenbank Zero Coupon, 11/27/2029(a)	EUR	24,583	22,002,931
4.75%, 04/08/2024	AUD	9,310	6,290,231

			61,332,708

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	516,233
3.125%, 09/21/2051(a)		200	122,225
5.25%, 06/16/2029(a)		310	303,412
6.125%, 05/22/2028(a)		250	255,938
6.75%, 09/25/2052(a)		420	433,650

			1,631,458

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	4,708,485
2.15%, 07/28/2031	U.S.$	1,030	853,726
3.20%, 09/23/2061		640	443,270
3.375%, 07/30/2025(a)	EUR	10,564	11,322,758
3.55%, 03/31/2032	U.S.$	200	183,772
4.125%, 01/15/2025(a)		590	585,640
4.30%, 03/31/2052		200	173,272

			18,270,923

abfunds.com	AB GLOBAL BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Israel – 0.2%
Israel Government International Bond 4.50%, 01/17/2033	U.S.$	7,651	$7,595,153

Mexico – 0.0%
Mexico Government International Bond 2.659%, 05/24/2031		400	334,800
4.28%, 08/14/2041		500	408,531

			743,331

Panama – 0.1%
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		500	418,437
Panama Government International Bond 2.252%, 09/29/2032		408	312,324
3.87%, 07/23/2060		400	261,200
3.875%, 03/17/2028		920	880,785
6.40%, 02/14/2035		408	424,524
6.853%, 03/28/2054		200	205,125

			2,502,395

Peru – 0.0%
Peruvian Government International Bond 1.862%, 12/01/2032		150	113,231
2.392%, 01/23/2026		380	357,747
2.78%, 12/01/2060		105	62,396

			533,374

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,348,933
3.229%, 03/29/2027		205	195,541
3.556%, 09/29/2032		205	187,341
4.20%, 03/29/2047		205	176,595

			1,908,410

Poland – 0.2%
Republic of Poland Government International Bond 4.875%, 10/04/2033		10,422	10,377,498
5.50%, 11/16/2027		343	357,049
5.50%, 04/04/2053		158	159,383

			10,893,930

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,083,499
4.40%, 04/16/2050(a)		490	452,025

			1,535,524

66 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Romania – 0.2%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	$191,550
3.00%, 02/14/2031(a)	U.S.$	250	205,313
3.625%, 03/27/2032(a)		256	215,360
5.25%, 11/25/2027(a)		694	682,722
6.625%, 09/27/2029(a)	EUR	8,410	9,268,855

			10,563,800

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.268%, 10/25/2028(a)	U.S.$	405	422,850
Saudi Government International Bond 3.45%, 02/02/2061(a)		335	236,657
3.625%, 03/04/2028(a)		370	355,663
3.75%, 01/21/2055(a)		970	744,960
5.00%, 04/17/2049(a)		407	379,095

			2,139,225

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 10/27/2027		260	260,780
4.375%, 01/23/2031		430	427,420

			688,200

Total Governments - Sovereign Bonds (cost $163,515,734)			156,339,138

COVERED BONDS – 2.3%
Bank of Montreal 0.125%, 01/26/2027(a)	EUR	17,195	16,490,823
Bank of Nova Scotia (The)
0.01%, 01/14/2027(a)		17,880	17,077,038
0.01%, 12/15/2027(a)		400	371,929
BPCE SFH SA 0.125%, 03/31/2025(a)		300	304,916
0.75%, 11/27/2026(a)		7,600	7,532,900
1.75%, 06/27/2024(a)		200	212,574
Cie de Financement Foncier SA 0.01%, 07/15/2026(a)		15,700	15,316,383
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		17,890	15,735,678
DNB Boligkreditt AS 0.375%, 11/20/2024(a)		350	361,357
0.625%, 06/19/2025(a)		4,751	4,854,128
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	15,976,591

abfunds.com	AB GLOBAL BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

National Westminster Bank PLC 0.50%, 05/15/2024(a)	EUR	310	$324,991
Nationwide Building Society 0.625%, 03/25/2027(a)		4,570	4,461,326
Nordea Kiinnitysluottopankki Oyj Series FI43 1.00%, 11/05/2024(a)		430	449,157
Royal Bank of Canada 0.01%, 01/21/2027(a)		3,100	2,966,175
0.125%, 04/26/2027(a)		20,240	19,300,996
Skandinaviska Enskilda Banken AB 0.375%, 02/09/2026(a)		320	319,529
Societe Generale SFH SA 0.01%, 12/02/2026(a)		600	579,211
Stadshypotek AB 0.375%, 03/13/2026(a)		320	318,716

Total Covered Bonds (cost $133,291,027)			122,954,418

EMERGING MARKETS - TREASURIES – 2.2%
Brazil – 1.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2031	BRL	105,895	18,282,483
Series NTNF 10.00%, 01/01/2029		199,660	35,497,041

			53,779,524

South Africa – 1.2%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	477,549	24,423,178
Series 2032 8.25%, 03/31/2032		475,715	23,292,588
Series 2035 8.875%, 02/28/2035		392,437	18,878,273

			66,594,039

Total Emerging Markets - Treasuries (cost $116,955,840)			120,373,563

68 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 2.1%
Industrial – 1.3%
Basic – 0.2%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,045	$4,889,355
Rimini Bidco SpA 8.207% (EURIBOR 3 Month + 5.25%), 12/14/2026(d)		9,315	9,720,597

			14,609,952

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)	U.S.$	141	118,667
DISH DBS Corp. 5.25%, 12/01/2026(a)		7,940	6,343,539
5.75%, 12/01/2028(a)		6,707	5,007,731

			11,469,937

Communications - Telecommunications – 0.0%
Telefonica Europe BV 4.375%, 12/14/2024(a)(c)	EUR	100	105,912

Consumer Cyclical - Automotive – 0.2%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	90	86,950
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		200	163,928
ZF Finance GmbH 2.00%, 05/06/2027(a)	EUR	13,000	12,137,316

			12,388,194

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	5,542	4,755,729
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	4,985,231

			9,740,960

Consumer Cyclical - Other – 0.0%
Allwyn Entertainment Financing UK PLC 6.779% (EURIBOR 3 Month + 4.12%), 02/15/2028(d)		130	139,418
Castle UK Finco PLC 7.904% (EURIBOR 3 Month + 5.25%), 05/15/2028(d)		130	117,337

			256,755

abfunds.com	AB GLOBAL BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.1%
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	5,175	$5,949,599

Consumer Non-Cyclical – 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.875%, 02/15/2028(a)	U.S.$	140	139,132
Cheplapharm Arzneimittel GmbH 4.375%, 01/15/2028(a)	EUR	100	100,746
Newell Brands, Inc. 6.375%, 09/15/2027	U.S.$	130	131,185

			371,063

Other Industrial – 0.2%
Azelis Finance NV 5.75%, 03/15/2028	EUR	9,585	10,530,786

Services – 0.0%
Verisure Holding AB 3.25%, 02/15/2027(a)		100	95,999

Technology – 0.1%
Cedacri Mergeco SpA 7.279% (EURIBOR 3 Month + 4.62%), 05/15/2028(a)(d)		2,835	3,017,017

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,877	4,154,992

			72,691,166

Financial Institutions – 0.7%
Banking – 0.3%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(c)		100	66,700
Societe Generale SA 7.875%, 12/18/2023(a)(c)		15,565	14,650,556

			14,717,256

Finance – 0.1%
Aircastle Ltd. 5.25%, 06/15/2026(a)(c)		195	144,235
SLM Corp. 4.20%, 10/29/2025		6,276	5,650,404

			5,794,639

70 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.1%
Motion Finco SARL 7.00%, 05/15/2025(a)	EUR	5,545	$6,084,829

REITs – 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 3.325%, 03/24/2025		100	90,077
Neinor Homes SA 4.50%, 10/15/2026(a)		100	99,839
Office Properties Income Trust 2.40%, 02/01/2027	U.S.$	185	120,839
3.45%, 10/15/2031		282	156,550
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	100	97,647
Vivion Investments SARL 3.00%, 08/08/2024(a)		2,100	1,666,522
3.00%, 08/08/2024(a)(g)		6,000	4,761,493
3.50%, 11/01/2025(a)		3,300	2,362,041

			9,355,008

			35,951,732

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)		6,200	5,653,325
Vistra Corp. 7.00%, 12/15/2026(a)(c)	U.S.$	100	88,340

			5,741,665

Total Corporates - Non-Investment Grade (cost $136,620,723)			114,384,563

COLLATERALIZED LOAN OBLIGATIONS – 1.9%
CLO - Floating Rate – 1.9%
AGL CLO 16 Ltd. Series 2021-16A, Class A 5.938% (LIBOR 3 Month + 1.13%), 01/20/2035(a)(d)		700	679,523
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 6.069% (SOFR + 1.43%), 04/20/2034(a)(d)		4,500	4,414,684

abfunds.com	AB GLOBAL BOND FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.392% (LIBOR 3 Month + 3.60%), 01/17/2034(a)(d)	U.S.$	500	$464,927
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 5.994% (SOFR + 1.34%), 04/22/2035(a)(d)		5,000	4,912,965
Invesco CLO Ltd. Series 2021-1A, Class A1 5.792% (LIBOR 3 Month + 1.00%), 04/15/2034(a)(d)		5,500	5,324,181
Kings Park CLO Ltd. Series 2021-1A, Class A 5.945% (LIBOR 3 Month + 1.13%), 01/21/2035(a)(d)		700	678,801
Marble Point CLO XI Ltd. Series 2017-2A, Class A 5.975% (LIBOR 3 Month + 1.18%), 12/18/2030(a)(d)		17,519	17,217,868
Neuberger Berman Loan Advisers Euro CLO 3 DAC Series 2022-3A, Class D 5.649% (EURIBOR 3 Month + 3.20%), 10/25/2034(a)(d)	EUR	437	403,297
OCP CLO Ltd. Series 2020-18A, Class AR 5.898% (LIBOR 3 Month + 1.09%), 07/20/2032(a)(d)	U.S.$	3,453	3,384,926
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 6.095% (LIBOR 3 Month + 1.18%), 11/18/2031(a)(d)		8,984	8,838,730
OZLM XVIII Ltd. Series 2018-18A, Class A 5.85% (LIBOR 3 Month + 1.02%), 04/15/2031(a)(d)		17,040	16,733,484
Peace Park CLO Ltd. Series 2021-1A, Class A 5.938% (LIBOR 3 Month + 1.13%), 10/20/2034(a)(d)		4,620	4,514,761
Pikes Peak CLO 8 Series 2021-8A, Class A 5.978% (LIBOR 3 Month + 1.17%), 07/20/2034(a)(d)		14,279	13,964,386

72 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 5.958% (LIBOR 3 Month + 1.15%), 01/20/2035(a)(d)	U.S.$	450	$438,638
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.968% (LIBOR 3 Month + 1.16%), 10/20/2031(a)(d)		8,500	8,350,859
Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.172% (SOFR + 1.54%), 07/18/2034(a)(d)		8,761	8,615,052
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 6.038% (LIBOR 3 Month + 1.23%), 01/20/2032(a)(d)		4,510	4,459,204

Total Collateralized Loan Obligations (cost $105,122,804)			103,396,286

INFLATION-LINKED SECURITIES – 1.8%
United States – 1.8%
U.S. Treasury Inflation Index 0.125%, 10/15/2026 (TIPS) (cost $103,790,989)		102,617	98,558,137

LOCAL GOVERNMENTS - REGIONAL BONDS – 1.7%
Australia – 1.2%
New South Wales Treasury Corp. 2.00%, 03/08/2033	AUD	109,724	60,862,308
Queensland Treasury Corp. Series 24 5.75%, 07/22/2024(a)		3,061	2,106,071

			62,968,379

Japan – 0.5%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	28,589,339

Total Local Governments - Regional Bonds (cost $97,478,356)			91,557,718

abfunds.com	AB GLOBAL BOND FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SUPRANATIONALS – 1.5%
Supranational – 1.5%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	$9,027,248
1.45%, 01/25/2024(a)		3,378	2,219,214
1.80%, 01/19/2027		19,295	12,006,992
3.10%, 08/17/2026(a)		9,991	6,580,393
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,589,174
2.70%, 01/29/2026		2,485	1,616,189
4.25%, 06/11/2026		12,339	8,387,189
International Bank for Reconstruction & Development 3.00%, 10/19/2026		6,993	4,573,677
Series G Zero Coupon, 01/15/2027	EUR	14,647	14,188,268
Series GDIF 0.01%, 04/24/2028		7,398	6,905,271
International Finance Corp. 4.45%, 05/14/2027	AUD	18,234	12,500,848
Nordic Investment Bank 4.75%, 02/28/2024		6,590	4,445,006

Total Supranationals (cost $89,524,505)			84,039,469

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Non-Agency Floating Rate CMBS – 0.8%
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.685% (LIBOR 1 Month + 1.00%), 06/15/2035(a)(d)	U.S.$	14,000	13,543,720
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.685% (LIBOR 1 Month + 1.00%), 11/15/2033(a)(d)		6,275	5,963,486
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 6.634% (LIBOR 1 Month + 1.95%), 08/15/2032(a)(d)		5,035	4,590,381
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.407% (SOFR + 1.58%), 07/15/2036(a)(d)		12,593	12,086,380

74 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-JERI, Class A 6.229% (SOFR + 1.40%), 01/15/2039(a)(d)	U.S.$	8,113	$7,747,789

			43,931,756

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		9,098	7,497,834
Commercial Mortgage Trust Series 2012-CR3, Class D 4.644%, 10/15/2045(a)		2,322	1,671,896
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.156%, 08/10/2044(a)		205	76,578
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	5,764,352

			15,010,660

Total Commercial Mortgage-Backed Securities (cost $62,900,500)			58,942,416

ASSET-BACKED SECURITIES – 1.0%
Other ABS - Fixed Rate – 0.9%
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		7,038	6,981,831
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		6,259	6,268,849
Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)		3,473	3,476,471
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		5,535	5,534,504
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		5,685	5,672,641
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		3,456	3,452,026
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		6,924	6,916,442

abfunds.com	AB GLOBAL BOND FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)	U.S.$	3,626	$3,593,650
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,607,989
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	2,921,143

			51,425,546

Autos - Fixed Rate – 0.1%
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.721%, 08/16/2032(a)		4,312	4,286,448

Total Asset-Backed Securities (cost $57,463,834)			55,711,994

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.9%
Canada – 0.9%
Province of Ontario Canada 2.70%, 06/02/2029	CAD	28,190	19,983,827
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	19,183	18,958,878
3.65%, 05/20/2032	CAD	10,105	7,508,773

Total Local Governments - Provincial Bonds (cost $49,677,614)			46,451,478

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	485,381
5.125%, 02/02/2033(a)		3,837	3,854,506
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	341,094
4.70%, 05/07/2050(a)		370	321,345

			5,002,326

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		800	675,392

76 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a)(c)	U.S.$	250	$227,937
3.50%, 01/12/2062(a)		350	271,089
4.75%, 01/12/2028(a)		255	258,666

			757,692

India – 0.0%
Indian Railway Finance Corp. Ltd. 3.249%, 02/13/2030(a)		250	217,781

Indonesia – 0.0%
Pertamina Persero PT 1.40%, 02/09/2026(a)		770	697,212
4.15%, 02/25/2060(a)		410	298,864
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	438,955

			1,435,031

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	423,128
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		810	605,475
5.375%, 04/24/2030(a)		240	213,174

			1,241,777

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	848,938

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		7,764	6,113,180
4.677%, 02/09/2051(a)		430	285,493
4.688%, 05/15/2029(a)		240	213,420
5.00%, 09/29/2036(a)		3,441	2,877,369
Petroleos Mexicanos 6.50%, 03/13/2027		3,505	3,167,118
6.70%, 02/16/2032		3,774	2,992,027

			15,648,607

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 5.125%, 08/11/2061(a)		240	184,920
Banco Nacional de Panama 2.50%, 08/11/2030(a)		580	451,240

			636,160

abfunds.com	AB GLOBAL BOND FUND | 77

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Qatar – 0.0%
QatarEnergy 3.30%, 07/12/2051(a)	U.S.$	500	$370,563
QatarEnergy Trading LLC 2.25%, 07/12/2031(a)		540	457,245

			827,808

Saudi Arabia – 0.0%
Gaci First Investment Co. 5.00%, 10/13/2027(a)		430	436,707

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,065	5,027,012

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	252,332
4.60%, 11/02/2047(a)		250	232,078
Abu Dhabi Ports Co. PJSC 2.50%, 05/06/2031(a)		500	419,469
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(a)		440	381,700
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	423,247
Series G 2.50%, 06/03/2031(a)		690	590,942

			2,299,768

Total Quasi-Sovereigns (cost $39,015,814)			35,054,999

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		4,523	3,369,635
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		4,883	4,188,088
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		927	765,818

			8,323,541

Capital Goods – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	30,420

78 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)	U.S.$	879	$695,399

Consumer Cyclical - Other – 0.1%
Studio City Finance Ltd. 6.50%, 01/15/2028(a)		3,465	2,897,606
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		3,203	2,722,550

			5,620,156

Consumer Non-Cyclical – 0.0%
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		856	693,895
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e)(f)(h)(i)(j)		4,300	430

			694,325

Energy – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,432	3,026,049
Greenko Dutch BV 3.85%, 03/29/2026(a)		376	338,682
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	202,006
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,724,316

			7,291,053

			22,654,894

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		3,315	2,843,234
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,071	881,310
Terraform Global Operating LP 6.125%, 03/01/2026(f)		1,155	1,098,582

			4,823,126

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(k)		5,149	151,873
5.25%, 12/27/2033(a)(k)		1,687	51,332
7.125%, 12/26/2046(a)(k)		2,425	84,222

			287,427

Total Emerging Markets - Corporate Bonds (cost $49,109,635)			27,765,447

abfunds.com	AB GLOBAL BOND FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Japan – 0.2%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)	EUR	7,071	$7,262,445
0.875%, 10/10/2025(a)		5,600	5,692,498

			12,954,943

Netherlands – 0.1%
BNG Bank NV 0.75%, 01/24/2029(a)		4,715	4,497,111

South Korea – 0.0%
Korea Gas Corp. 1.125%, 07/13/2026(a)	U.S.$	290	257,973

Total Governments - Sovereign Agencies (cost $20,172,348)			17,710,027

BANK LOANS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 7.687% (SOFR 1 Month + 3.00%), 12/15/2027(l)		650	636,701
7.718% (SOFR 1 Month + 3.00%), 12/15/2027(l)		450	440,416

			1,077,117

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.575% (LIBOR 3 Month + 3.75%), 11/16/2025(l)		5,087	4,836,463

Total Bank Loans (cost $6,131,751)			5,913,580

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $4,964,940)		5,875	4,982,000

80 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.0%
Nordic Aviation Capital DAC(e)(h)(j)		86,655	$1,213,170

Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(e)(h)(j)		2,703	1,928,280

			3,141,450

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS^(h)		3,089,816	323,758
SandRidge Energy, Inc.(h)		4,459	64,255

			388,013

Total Common Stocks (cost $10,091,974)			3,529,463

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.75%(m)(n)(o) (cost $137,652,958)		137,652,958	137,652,958

		Principal Amount (000)
Time Deposits – 0.6%
BBH, Grand Cayman 3.15%, 04/03/2023	GBP	3	3,985
3.32%, 04/03/2023	CAD	30	22,165
5.79%, 04/03/2023	ZAR	19,623	1,102,120
Citibank, London 1.91%, 04/03/2023	EUR	13,187	14,301,648
JPMorgan Chase, New York 4.18%, 04/03/2023	U.S.$	19,131	19,130,742
Sumitomo, Tokyo (0.53)%, 04/03/2023	JPY	12,487	94,045

Total Time Deposits (cost $34,654,705)			34,654,705

Total Short-Term Investments (cost $172,307,663)			172,307,663

Total Investments – 102.8% (cost $5,964,872,254)			5,619,284,898
Other assets less liabilities – (2.8)%			(153,620,865)

Net Assets – 100.0%			$5,465,664,033

abfunds.com	AB GLOBAL BOND FUND | 81

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	9	June 2023	$758,957	$16,582
10 Yr Canadian Bond Futures	7	June 2023	653,437	26,467
Euro-Bund Futures	10	June 2023	1,473,185	50,755
Euro-BUXL 30Y Bond Futures	5	June 2023	763,813	44,356
Euro-Schatz Futures	29	June 2023	3,324,161	31,141
U.S. 10 Yr Ultra Futures	35	June 2023	4,239,922	127,656
U.S. Long Bond (CBT) Futures	34	June 2023	4,459,313	165,586
U.S. T-Note 2 Yr (CBT) Futures	12	June 2023	2,477,438	27,289
U.S. T-Note 10 Yr (CBT) Futures	21	June 2023	2,413,359	67,375
U.S. Ultra Bond (CBT) Futures	15	June 2023	2,116,875	69,727

Sold Contracts
3 Yr Australian Bond Futures	963	June 2023	70,046,524	(814,727)
Euro-BOBL Futures	822	June 2023	105,085,186	(2,424,638)
Euro-Bund Futures	222	June 2023	32,704,702	(1,137,250)
Euro-OAT Futures	401	June 2023	56,635,008	(1,863,182)
Euro-Schatz Futures	419	June 2023	48,028,389	(454,368)
Long Gilt Futures	224	June 2023	28,558,333	(742,195)
U.S. T-Note 5 Yr (CBT) Futures	1,106	June 2023	121,115,641	335,085

				$(6,474,341)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	8,340	USD	5,782	04/13/2023	$205,858
Australia and New Zealand Banking Group Ltd.	USD	65,875	AUD	93,764	04/13/2023	(3,178,505)
Australia and New Zealand Banking Group Ltd.	NZD	96,754	USD	59,912	04/20/2023	(591,297)
Australia and New Zealand Banking Group Ltd.	USD	53,564	AUD	79,905	04/20/2023	(121,186)
Bank of America, NA	AUD	9,683	USD	6,714	04/13/2023	239,284
Bank of America, NA	USD	108,480	AUD	163,690	04/13/2023	974,189
Bank of America, NA	USD	52,273	CNH	363,246	04/20/2023	644,643
Bank of America, NA	USD	48,629	GBP	39,445	04/20/2023	45,508
Bank of America, NA	USD	25,897	MXN	482,242	04/20/2023	780,437
Bank of America, NA	ZAR	914,825	USD	50,114	04/20/2023	(1,193,852)
Bank of America, NA	NOK	527,358	USD	49,694	04/21/2023	(715,769)
Bank of America, NA	USD	53,685	SEK	563,453	04/21/2023	654,943
Bank of America, NA	KRW	324,003,421	USD	262,299	04/26/2023	13,979,675
Bank of America, NA	USD	53,278	SGD	71,638	05/15/2023	623,511
Bank of America, NA	CLP	42,804,311	USD	53,305	05/17/2023	(277,324)
Bank of America, NA	USD	106,754	CLP	86,844,351	05/17/2023	1,957,973
Bank of America, NA	GBP	4,441	USD	5,444	05/24/2023	(40,825)
Bank of America, NA	USD	192,720	TWD	5,824,697	06/15/2023	(484,995)

82 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	INR	4,556,173	USD	55,077	06/22/2023	$(159,206)
Barclays Bank PLC	JPY	4,279,987	USD	32,306	04/20/2023	(10,216)
Barclays Bank PLC	SEK	556,591	USD	52,565	04/21/2023	(1,113,511)
Barclays Bank PLC	USD	54,034	NOK	553,661	04/21/2023	(1,110,658)
BNP Paribas SA	AUD	86,749	USD	59,774	04/13/2023	1,767,642
BNP Paribas SA	USD	51,780	AUD	73,499	04/13/2023	(2,633,360)
BNP Paribas SA	USD	53,562	CAD	73,312	04/19/2023	694,487
BNP Paribas SA	USD	35,651	MXN	658,541	04/20/2023	779,727
BNP Paribas SA	USD	54,370	ZAR	1,009,048	04/20/2023	2,222,509
BNP Paribas SA	NOK	569,112	USD	53,653	04/21/2023	(747,137)
BNP Paribas SA	USD	160,212	NOK	1,610,282	04/21/2023	(6,287,490)
BNP Paribas SA	USD	106,792	SEK	1,108,940	04/21/2023	155,383
BNP Paribas SA	USD	54,873	SGD	73,337	05/15/2023	306,556
Brown Brothers Harriman & Co.	AUD	299	USD	210	04/13/2023	9,793
Brown Brothers Harriman & Co.	GBP	8,713	USD	10,670	04/20/2023	(81,801)
Brown Brothers Harriman & Co.	JPY	7,645,098	USD	57,874	04/20/2023	148,991
Brown Brothers Harriman & Co.	ZAR	47,757	USD	2,607	04/20/2023	(71,743)
Brown Brothers Harriman & Co.	USD	142	THB	4,846	04/27/2023	93
Brown Brothers Harriman & Co.	JPY	449	USD	3	04/28/2023	64
Brown Brothers Harriman & Co.	EUR	421	USD	453	05/11/2023	(5,123)
Citibank, NA	BRL	865,992	USD	170,457	04/04/2023	(401,891)
Citibank, NA	USD	167,277	BRL	865,992	04/04/2023	3,582,534
Citibank, NA	AUD	3,156	USD	2,203	04/13/2023	93,079
Citibank, NA	EUR	3,789	USD	4,114	04/19/2023	1,337
Citibank, NA	USD	4,692	EUR	4,343	04/19/2023	22,178
Citibank, NA	USD	13,237	EUR	12,174	04/19/2023	(23,605)
Citibank, NA	SEK	561,123	USD	54,256	04/20/2023	143,629
Citibank, NA	USD	3,920	DKK	26,615	04/21/2023	(40,993)
Citibank, NA	KRW	373,306,805	USD	302,140	04/26/2023	16,034,282
Citibank, NA	USD	9,164	KRW	12,005,284	04/26/2023	36,630
Citibank, NA	USD	51,883	KRW	66,027,395	04/26/2023	(1,278,990)
Citibank, NA	BRL	865,992	USD	166,542	05/03/2023	(3,482,691)
Citibank, NA	MXN	1,274,713	USD	67,245	05/25/2023	(2,779,657)
Citibank, NA	TWD	1,610,933	USD	53,184	06/15/2023	17,956
Citibank, NA	USD	55,423	INR	4,593,505	06/22/2023	265,898
Deutsche Bank AG	EUR	6,178	USD	6,721	05/11/2023	6,607
Goldman Sachs Bank USA	EUR	4,268	USD	4,597	04/19/2023	(35,063)
Goldman Sachs Bank USA	ZAR	1,008,103	USD	55,100	04/19/2023	(1,444,362)
Goldman Sachs Bank USA	SEK	579,115	USD	55,769	04/20/2023	(77,973)
Goldman Sachs Bank USA	USD	54,286	JPY	7,056,997	04/20/2023	(1,001,287)
Goldman Sachs Bank USA	USD	65,542	NZD	105,058	04/20/2023	153,281
HSBC Bank USA	USD	53,947	SGD	71,840	04/19/2023	61,078
HSBC Bank USA	USD	60,203	CNH	413,170	04/20/2023	(12,564)
HSBC Bank USA	USD	39,518	MXN	733,685	04/20/2023	1,069,523

abfunds.com	AB GLOBAL BOND FUND | 83

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	USD	108,884	NOK	1,145,156	04/20/2023	$574,500
HSBC Bank USA	ZAR	27,876	USD	1,508	04/20/2023	(55,737)
HSBC Bank USA	KRW	72,873,253	USD	57,025	04/26/2023	1,173,887
HSBC Bank USA	CLP	43,797,743	USD	54,215	05/17/2023	(610,685)
HSBC Bank USA	TWD	1,671,698	USD	55,277	06/15/2023	104,898
HSBC Bank USA	TWD	1,640,336	USD	53,996	06/15/2023	(140,960)
HSBC Bank USA	INR	8,911,180	USD	107,529	06/22/2023	(504,489)
JPMorgan Chase Bank, NA	JPY	4,264,412	USD	32,659	04/20/2023	459,910
JPMorgan Chase Bank, NA	USD	1,013	CNH	6,957	04/20/2023	146
JPMorgan Chase Bank, NA	MXN	988,548	USD	51,780	05/25/2023	(2,524,215)
Morgan Stanley Capital Services LLC	BRL	865,992	USD	167,500	04/04/2023	(3,359,743)
Morgan Stanley Capital Services LLC	USD	170,457	BRL	865,992	04/04/2023	401,891
Morgan Stanley Capital Services LLC	AUD	533,599	USD	373,260	04/13/2023	16,459,812
Morgan Stanley Capital Services LLC	IDR	404,966,875	USD	26,439	04/13/2023	(655,216)
Morgan Stanley Capital Services LLC	USD	6,897	AUD	9,882	04/13/2023	(289,757)
Morgan Stanley Capital Services LLC	EUR	211,713	USD	228,678	04/19/2023	(1,116,637)
Morgan Stanley Capital Services LLC	USD	46,933	CAD	64,310	04/19/2023	660,972
Morgan Stanley Capital Services LLC	AUD	87,131	USD	57,917	04/20/2023	(358,961)
Morgan Stanley Capital Services LLC	CNH	1,026,348	USD	150,782	04/20/2023	1,263,649
Morgan Stanley Capital Services LLC	JPY	39,135,515	USD	298,164	04/20/2023	2,668,839
Morgan Stanley Capital Services LLC	USD	7,385	ZAR	132,457	04/20/2023	44,255
Morgan Stanley Capital Services LLC	ZAR	222,658	USD	12,217	04/20/2023	(270,995)
Morgan Stanley Capital Services LLC	SEK	563,201	USD	54,169	04/21/2023	(147,171)
Morgan Stanley Capital Services LLC	USD	55,205	SEK	577,372	04/21/2023	477,708
Morgan Stanley Capital Services LLC	KRW	70,429,557	USD	54,211	04/26/2023	233,283
Morgan Stanley Capital Services LLC	USD	113,413	KRW	138,301,418	04/26/2023	(7,417,759)
Morgan Stanley Capital Services LLC	EUR	6,644	USD	7,069	04/28/2023	(145,332)
Morgan Stanley Capital Services LLC	EUR	753,445	USD	814,878	05/05/2023	(3,657,004)
Morgan Stanley Capital Services LLC	EUR	6,346	USD	6,835	05/11/2023	(62,264)
Morgan Stanley Capital Services LLC	USD	5,753	PEN	21,952	05/17/2023	63,277

84 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CHF	98,144	USD	105,602	05/24/2023	$(2,260,363)
Morgan Stanley Capital Services LLC	CAD	1,556	USD	1,140	06/09/2023	(12,031)
Morgan Stanley Capital Services LLC	MYR	120,125	USD	26,947	06/22/2023	(455,188)
Royal Bank of Scotland PLC	GBP	85,277	USD	104,564	04/20/2023	(668,683)
Royal Bank of Scotland PLC	JPY	7,033,157	USD	53,667	04/20/2023	562,176
Royal Bank of Scotland PLC	ZAR	58,405	USD	3,130	04/20/2023	(146,140)
Royal Bank of Scotland PLC	SGD	71,643	USD	53,301	05/15/2023	(604,727)
Standard Chartered Bank	KRW	155,667,043	USD	121,980	04/26/2023	2,675,240
Standard Chartered Bank	USD	226,137	KRW	291,854,017	04/26/2023	(2,457,113)
Standard Chartered Bank	USD	24,176	TWD	726,540	06/15/2023	(197,476)
Standard Chartered Bank	USD	53,184	INR	4,385,863	06/22/2023	(12,423)
UBS AG	CAD	128,152	USD	93,873	04/19/2023	(968,732)
UBS AG	PLN	482,433	USD	110,799	04/19/2023	(865,543)
UBS AG	MXN	2,040,068	USD	110,964	04/20/2023	(1,892,383)
UBS AG	USD	109,464	MXN	2,006,074	04/20/2023	1,511,835
UBS AG	ZAR	66,384	USD	3,617	04/20/2023	(106,039)
UBS AG	NOK	1,073,141	USD	103,486	04/21/2023	905,825

						$16,554,541

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2023	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00%	Quarterly	0.75%	USD 1,760	$20,812	$9,209	$11,603

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
NZD	43,642	11/01/2024	3 Month BKBM	2.580%	Quarterly/Semi-Annual	$(990,210)	$	– 0	–	$(990,210)
NZD	116,738	11/02/2024	3 Month BKBM	2.503%	Quarterly/Semi-Annual	(2,764,862)		– 0	–	(2,764,862)
GBP	1,290	01/14/2027	1.139%	1 Day SONIA	Annual	162,486		– 0	–	162,486
EUR	70,942	05/12/2027	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	(4,318,740)		– 0	–	(4,318,740)
EUR	54,178	05/13/2027	6 Month EURIBOR	1.464%	Semi-Annual/ Annual	(3,383,977)		– 0	–	(3,383,977)

abfunds.com	AB GLOBAL BOND FUND | 85

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
GBP	480	11/08/2027	4.121%	1 Day SONIA	Annual	$(8,765)	$	– 0	–	$(8,765)
EUR	62,410	08/18/2032	6 Month EURIBOR	1.800%	Semi-Annual/ Annual	(5,819,536)		– 0	–	(5,819,536)
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	22,992,908		– 0	–	22,992,908
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(24,331,715)		– 0	–	(24,331,715)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	24,666,879		357,073		24,309,806
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(25,300,081)		– 0	–	(25,300,081)
GBP	80	01/14/2052	1 Day SONIA	0.942%	Annual	(41,585)		– 0	–	(41,585)
GBP	140	01/31/2052	1 Day SONIA	1.068%	Annual	(68,627)		– 0	–	(68,627)

						$(19,205,825)		$357,073		$(19,562,898)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,864	$(607,001)	$(380,078)	$(226,923)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,724	(789,102)	(493,525)	(295,577)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,719	(364,201)	(125,977)	(238,224)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,729	(1,214,003)	(406,547)	(807,456)

						$(2,974,307)	$(1,406,127)	$(1,568,180)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at March 31, 2023
Credit Suisse Securities (USA)	EUR	4,024	2.50%	04/13/2023	$4,360,889

86 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous			Up to 30 Days	31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$	– 0	–	$4,360,889	$	– 0	–	$	– 0	–	$4,360,889

^	Deemed an affiliated company as defined by the Investment Company Act of 1940 since the Fund owns 5% or more of the outstanding voting securities.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,976,673,372 or 36.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2023.

(e)	Fair valued by the Adviser.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of March 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$181,756	$152,801	0.00%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.345%, 10/25/2025	09/18/2015	1,509,494	1,472,254	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	1,155,000	1,098,582	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 09/23/2014	3,886,876	430	0.00%

(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(h)	Non-income producing security.

(i)	Defaulted matured security.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2023.

(l)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR or the LIBOR/SOFR floor rate plus a spread at March 31, 2023.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

abfunds.com	AB GLOBAL BOND FUND | 87

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SONIA – Sterling Overnight Index Average

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

88 | AB GLOBAL BOND FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

March 31, 2023 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $5,822,921,795)	$5,481,308,182
Affiliated issuers (cost $141,950,459)	137,976,716
Cash collateral due from broker	23,095,106
Foreign currencies, at value (cost $934,989)	934,465
Unrealized appreciation on forward currency exchange contracts	77,921,381
Receivable for investment securities sold	71,944,551
Unaffiliated interest receivable	42,239,750
Receivable for capital stock sold	14,348,883
Receivable for variation margin on centrally cleared swaps	1,214,090
Receivable for terminated interest rate swaps	989,028
Receivable for newly entered interest rate swaps	800,639
Affiliated dividends receivable	391,493

Total assets	5,853,164,284

Liabilities
Due to Custodian	1,324,361
Payable for investment securities purchased and foreign currency transactions	275,623,597
Unrealized depreciation on forward currency exchange contracts	61,366,840
Cash collateral due to broker	27,985,092
Payable for reverse repurchase agreements	4,360,889
Payable for capital stock redeemed	4,127,470
Market value of credit default swaps (net premiums received $1,406,127)	2,974,307
Dividends payable	2,377,491
Advisory fee payable	2,283,334
Payable for variation margin on futures	1,512,592
Payable for terminated interest rate swaps	989,028
Payable for capital gains taxes	652,139
Transfer Agent fee payable	172,485
Payable for newly entered interest rate swaps	167,487
Distribution fee payable	117,757
Administrative fee payable	21,196
Directors’ fee payable	10,081
Payable for variation margin on centrally cleared swaps	59
Accrued expenses	1,434,046

Total liabilities	387,500,251

Net Assets	$5,465,664,033

Composition of Net Assets
Capital stock, at par	$797,184
Additional paid-in capital	6,674,324,462
Accumulated loss	(1,209,457,613)

$5,465,664,033

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 89

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$372,830,655	54,335,008	$6.86	*

C	$18,029,907	2,618,875	$6.88

Advisor	$3,468,402,604	505,961,348	$6.86

R	$34,757,656	5,067,771	$6.86

K	$9,045,732	1,318,526	$6.86

I	$761,715,439	111,102,408	$6.86

Z	$800,882,040	116,780,089	$6.86

*	The maximum offering price per share for Class A shares was $7.16, which reflects a sales charge of 4.25%.

See notes to financial statements.

90 | AB GLOBAL BOND FUND	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2023 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $133,076)	$96,570,362
Dividends
Affiliated issuers	1,826,766
Unaffiliated issuers	478,895	$98,876,023

Expenses
Advisory fee (see Note B)	12,692,169
Transfer agency—Class A	121,769
Transfer agency—Class C	6,616
Transfer agency—Advisor Class	1,072,850
Transfer agency—Class R	46,751
Transfer agency—Class K	8,627
Transfer agency—Class I	315,808
Transfer agency—Class Z	89,174
Distribution fee—Class A	486,437
Distribution fee—Class C	101,227
Distribution fee—Class R	89,905
Distribution fee—Class K	10,784
Custody and accounting	312,998
Registration fees	92,096
Printing	77,541
Audit and tax	63,923
Administrative	50,751
Directors’ fees	45,620
Legal	41,443
Miscellaneous	72,459

Total expenses before interest expense	15,798,948
Interest expense	96,411

Total expenses	15,895,359
Less: expenses waived and reimbursed by the Adviser (see Note B)	(46,788)

Net expenses		15,848,571

Net investment income		$83,027,452

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 91

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$(239,745,728)
Forward currency exchange contracts	(234,347,400)
Futures	27,288,224
Swaps	2,621,175
Foreign currency transactions	(30,264,501)
Net change in unrealized appreciation (depreciation) on:
Affiliated Issuers	(238,104)
Investments	664,692,362
Forward currency exchange contracts	(42,686,927)
Futures	(16,445,761)
Swaps	(53,791)
Foreign currency denominated assets and liabilities	1,742,884

Net gain on investment and foreign currency transactions	132,562,433

Contributions from Affiliates (see Note B)	4,238

Net Increase in Net Assets from Operations	$215,594,123

(a)	Net of foreign realized capital gains taxes of $188,863.

See notes to financial statements.

92 | AB GLOBAL BOND FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$83,027,452	$104,569,555
Net realized loss on investment and foreign currency transactions	(474,448,230)	(14,056,457)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	607,010,663	(963,213,409)
Contributions from Affiliates (see Note B)	4,238	716

Net increase (decrease) in net assets from operations	215,594,123	(872,699,595)
Distributions to Shareholders
Class A	(28,120,554)	(21,975,166)
Class C	(1,413,069)	(1,182,268)
Advisor Class	(248,365,698)	(190,054,777)
Class R	(2,506,165)	(1,745,135)
Class K	(603,642)	(501,460)
Class I	(53,072,211)	(38,514,337)
Class Z	(55,895,822)	(39,231,722)
Capital Stock Transactions
Net increase (decrease)	240,368,980	(462,510,929)

Total increase (decrease)	65,985,942	(1,628,415,389)
Net Assets
Beginning of period	5,399,678,091	7,028,093,480

End of period	$5,465,664,033	$5,399,678,091

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 93

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

94 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB GLOBAL BOND FUND | 95

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and

96 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate

abfunds.com	AB GLOBAL BOND FUND | 97

NOTES TO FINANCIAL STATEMENTS (continued)

issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$2,504,389,544	$	– 0	–	$2,504,389,544
Corporates – Investment Grade		– 0	–	1,297,416,475		– 0	–	1,297,416,475
Mortgage Pass-Throughs		– 0	–	313,462,469		– 0	–	313,462,469
Collateralized Mortgage Obligations		– 0	–	184,044,051		– 0	–	184,044,051
Governments – Sovereign Bonds		– 0	–	156,339,138		– 0	–	156,339,138
Covered Bonds		– 0	–	122,954,418		– 0	–	122,954,418
Emerging Markets – Treasuries		– 0	–	120,373,563		– 0	–	120,373,563
Corporates – Non-Investment Grade		– 0	–	114,384,563		– 0	–	114,384,563
Collateralized Loan Obligations		– 0	–	103,396,286		– 0	–	103,396,286
Inflation-Linked Securities		– 0	–	98,558,137		– 0	–	98,558,137
Local Governments – Regional Bonds		– 0	–	91,557,718		– 0	–	91,557,718
Supranationals		– 0	–	84,039,469		– 0	–	84,039,469
Commercial Mortgage-Backed Securities		– 0	–	58,942,416		– 0	–	58,942,416
Asset-Backed Securities		5,534,504		50,177,490		– 0	–	55,711,994
Local Governments – Provincial Bonds		– 0	–	46,451,478		– 0	–	46,451,478
Quasi-Sovereigns		– 0	–	35,054,999		– 0	–	35,054,999
Emerging Markets – Corporate Bonds		– 0	–	27,765,017		430		27,765,447
Governments – Sovereign Agencies		– 0	–	17,710,027		– 0	–	17,710,027

98 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Bank Loans	$	– 0	–	$5,913,580		$	– 0	–	$5,913,580
Emerging Markets – Sovereigns		– 0	–	4,982,000			– 0	–	4,982,000
Common Stocks		64,255		323,758			3,141,450		3,529,463
Short-Term Investments:
Investment Companies		137,652,958		– 0	–		– 0	–	137,652,958
Time Deposits		– 0	–	34,654,705			– 0	–	34,654,705

Total Investments in Securities		143,251,717		5,472,891,301			3,141,880		5,619,284,898
Other Financial Instruments*:
Assets
Futures		962,019		– 0	–		– 0	–	962,019	†
Forward Currency Exchange Contracts		– 0	–	77,921,381			– 0	–	77,921,381
Centrally Cleared Credit Default Swaps		– 0	–	20,812			– 0	–	20,812	†
Centrally Cleared Interest Rate Swaps		– 0	–	47,822,273			– 0	–	47,822,273	†
Liabilities
Futures		(7,436,360)		– 0	–		– 0	–	(7,436,360	)†
Forward Currency Exchange Contracts		– 0	–	(61,366,840)			– 0	–	(61,366,840)
Centrally Cleared Interest Rate Swaps		– 0	–	(67,028,098)			– 0	–	(67,028,098	)†
Credit Default Swaps		– 0	–	(2,974,307)			– 0	–	(2,974,307)
Reverse Repurchase Agreements		(4,360,889)		– 0	–		– 0	–	(4,360,889)

Total		$132,416,487		$5,467,286,522			$3,141,880		$5,602,844,889

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against

abfunds.com	AB GLOBAL BOND FUND | 99

NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income,

100 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2023, the reimbursement for such services amounted to $50,751.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $512,614 for the six months ended March 31, 2023.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,368 from the sale of Class A shares and received $173 and $684 in contingent deferred sales charges imposed upon redemptions by shareholders

abfunds.com	AB GLOBAL BOND FUND | 101

NOTES TO FINANCIAL STATEMENTS (continued)

of Class A and Class C shares, respectively, for the six months ended March 31, 2023.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2023, such waiver amounted to $46,788.

A summary of the Fund’s transactions in affiliated issuers for the six months ended March 31, 2023 is as follows:

Fund	Market Value 9/30/22 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (000)			Change in Unrealized Appr. (Depr.) (000)			Market Value 3/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$64,626	$994,223		$921,196		$	– 0	–	$	– 0	–	$137,653	$1,827
Golden Energy Offshore Services AS	562	– 0	–	– 0	–		– 0	–		(238)		324	– 0	–

Total						$	– 0	–		$(238)		$137,977	$1,827

During the six months ended March 31, 2023 and the year ended September 30, 2022, the Adviser reimbursed the Fund $4,238 and $716, respectively, for trading losses incurred due to trade entry errors.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are

102 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $15,595,152, $1,441,724 and $322,238 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2023, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$2,919,092,897	$3,104,293,682
U.S. government securities	1,983,790,260	2,091,072,715

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$187,939,651
Gross unrealized depreciation	(544,566,282)

Net unrealized depreciation	$(356,626,631)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange

abfunds.com	AB GLOBAL BOND FUND | 103

NOTES TO FINANCIAL STATEMENTS (continued)

rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2023, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a

104 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2023, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the

abfunds.com	AB GLOBAL BOND FUND | 105

NOTES TO FINANCIAL STATEMENTS (continued)

termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

106 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2023, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of

abfunds.com	AB GLOBAL BOND FUND | 107

NOTES TO FINANCIAL STATEMENTS (continued)

the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2023, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

108 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended March 31, 2023, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$962,019	*	Payable for variation margin on futures	$7,436,360	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	47,465,200	*	Payable for variation margin on centrally cleared swaps	67,028,098	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	77,921,381		Unrealized depreciation on forward currency exchange contracts	61,366,840

Credit contracts				Market value of credit default swaps	2,974,307

Credit contracts	Receivable for variation margin on centrally cleared swaps	11,603	*

Total		$126,360,203			$138,805,605

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$3,091,979	$(658,592)

abfunds.com	AB GLOBAL BOND FUND | 109

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$27,288,224	$(16,445,761)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(234,347,400)	(42,686,927)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(470,804)	604,801

Total		$(204,438,001)	$(59,186,479)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2023:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$26,418,499	(a)
Average notional amount of sale contracts	$10,264,000	(b)

Centrally Cleared Interest Rate Swaps
Average notional amount	$531,481,306

Credit Default Swaps:
Average notional amount of sale contracts	$15,687,983

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$3,396,621,069
Average principal amount of sale contracts	$6,045,219,124

Futures:
Average notional amount of buy contracts	$285,404,054
Average notional amount of sale contracts	$761,050,986

(a)	Positions were open for four months during the reporting period.

(b)	Positions were open for two months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

110 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Australia & New Zealand Banking Group Ltd.	$205,858	$(205,858)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA.	19,900,163	(2,871,971)	(14,214,619)	– 0	–	2,813,573
BNP Paribas SA	5,926,304	(5,926,304)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	158,941	(158,667)	– 0	–	– 0	–	274
Citibank, NA	20,197,523	(8,007,827)	(12,189,696)	– 0	–	– 0	–
Deutsche Bank AG	6,607	– 0	–	– 0	–	– 0	–	6,607
Goldman Sachs Bank USA / Goldman Sachs International	153,281	(153,281)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	2,983,886	(1,324,435)	– 0	–	– 0	–	1,659,451
JPMorgan Chase Bank, NA	460,056	(460,056)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC.	22,273,686	(20,208,421)	– 0	–	– 0	–	2,065,265
Royal Bank of Scotland PLC.	562,176	(562,176)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	2,675,240	(2,667,012)	(8,228)	– 0	–	– 0	–
UBS AG	2,417,660	(2,417,660)	– 0	–	– 0	–	– 0	–

Total	$77,921,381	$(44,963,668)	$(26,412,543)	$	– 0	–	$6,545,170	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$3,890,988	$(205,858)	$	– 0	–	$	– 0	–	$3,685,130
Bank of America, NA.	2,871,971	(2,871,971)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	2,234,385	– 0	–	– 0	–	– 0	–	2,234,385
BNP Paribas SA	9,667,987	(5,926,304)	– 0	–	– 0	–	3,741,683
Brown Brothers Harriman & Co.	158,667	(158,667)	– 0	–	– 0	–	– 0	–
Citibank, NA	8,007,827	(8,007,827)	– 0	–	– 0	–	– 0	–
Credit Suisse International	1,396,103	– 0	–	(1,293,200)	– 0	–	102,903
Goldman Sachs Bank USA / Goldman Sachs International	4,136,889	(153,281)	(1,452,001)	– 0	–	2,531,607
HSBC Bank USA	1,324,435	(1,324,435)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	2,524,215	(460,056)	– 0	–	– 0	–	2,064,159
Morgan Stanley Capital Services LLC.	20,208,421	(20,208,421)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	1,419,550	(562,176)	– 0	–	– 0	–	857,374
Standard Chartered Bank	2,667,012	(2,667,012)	– 0	–	– 0	–	– 0	–
UBS AG	3,832,697	(2,417,660)	– 0	–	– 0	–	1,415,037

Total	$64,341,147	$(44,963,668)	$(2,745,201)	$	– 0	–	$16,632,278	^

abfunds.com	AB GLOBAL BOND FUND | 111

NOTES TO FINANCIAL STATEMENTS (continued)

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market

112 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended March 31, 2023, the Fund earned drop income of $230,795 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2023, the average amount of reverse repurchase agreements outstanding was $16,639,141 and the daily weighted average interest rate was 0.15%. At March 31, 2023, the Fund had reverse repurchase agreements outstanding in the amount of $4,360,889 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2023:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Credit Suisse Securities (USA) LLC	$4,360,889	$(4,150,645)	$210,244

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

abfunds.com	AB GLOBAL BOND FUND | 113

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022

Class A
Shares sold	1,752,782	4,950,816	$12,101,509	$39,184,488

Shares issued in reinvestment of dividends and distributions	3,018,921	2,067,039	20,709,865	16,764,841

Shares converted from Class C	310,328	704,291	2,150,842	5,483,574

Shares redeemed	(8,510,257)	(18,092,414)	(58,836,997)	(142,150,009)

Net decrease	(3,428,226)	(10,370,268)	$(23,874,781)	$(80,717,106)

Class C
Shares sold	190,542	276,563	$1,325,949	$2,233,094

Shares issued in reinvestment of dividends and distributions	174,652	123,567	1,201,299	1,014,799

Shares converted to Class A	(309,269)	(701,834)	(2,150,842)	(5,483,574)

Shares redeemed	(612,472)	(1,193,631)	(4,236,916)	(9,474,619)

Net decrease	(556,547)	(1,495,335)	$(3,860,510)	$(11,710,300)

Advisor Class
Shares sold	62,781,865	92,883,007	$431,615,518	$733,805,941

Shares issued in reinvestment of dividends and distributions	26,981,998	18,069,481	184,852,320	146,241,591

Shares redeemed	(69,361,368)	(178,294,111)	(478,544,963)	(1,396,559,349)

Net increase (decrease)	20,402,495	(67,341,623)	$137,922,875	$(516,511,817)

Class R
Shares sold	410,146	1,095,028	$2,818,264	$8,744,132

Shares issued in reinvestment of dividends and distributions	363,572	214,722	2,493,451	1,745,775

Shares redeemed	(953,912)	(1,884,158)	(6,601,042)	(14,837,194)

Net decrease	(180,194)	(574,408)	$(1,289,327)	$(4,347,287)

114 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022

Class K
Shares sold	152,825	320,299	$1,044,229	$2,564,766

Shares issued in reinvestment of dividends and distributions	87,758	61,487	601,909	500,253

Shares redeemed	(109,213)	(749,614)	(750,181)	(5,838,903)

Net increase (decrease)	131,370	(367,828)	$895,957	$(2,773,884)

Class I
Shares sold	7,085,923	14,043,371	$48,611,347	$113,080,949

Shares issued in reinvestment of dividends and distributions	7,192,374	4,583,235	49,280,207	37,041,565

Shares redeemed	(5,435,522)	(24,308,868)	(37,519,421)	(190,795,317)

Net increase (decrease)	8,842,775	(5,682,262)	$60,372,133	$(40,672,803)

Class Z
Shares sold	13,119,734	41,432,532	$89,687,840	$342,522,824

Shares issued in reinvestment of dividends and distributions	7,940,642	4,672,398	54,470,932	37,670,207

Shares redeemed	(10,804,673)	(23,845,413)	(73,956,139)	(185,970,763)

Net increase	10,255,703	22,259,517	$70,202,633	$194,222,268

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the end of a

abfunds.com	AB GLOBAL BOND FUND | 115

NOTES TO FINANCIAL STATEMENTS (continued)

recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

116 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

abfunds.com	AB GLOBAL BOND FUND | 117

NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Transition and Associated Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

118 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2023.

abfunds.com	AB GLOBAL BOND FUND | 119

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2023 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$239,373,330	$122,071,131
Net long-term capital gains	53,831,535	48,243,298

Total taxable distributions paid	$293,204,865	$170,314,429

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$318,864,894
Accumulated capital and other losses	(296,258,318	)(a)
Unrealized appreciation (depreciation)	(1,054,690,106	)(b)

Total accumulated earnings (deficit)	$(1,032,083,530	)(c)

(a)	As of September 30, 2022, the Fund had a net capital loss carryforward of $295,944,350. As of September 30, 2022, the cumulative deferred loss on straddles was $313,968.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of callable bond.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2022, the Fund had a net short-term capital loss carryforward of $177,170,464 and a net long-term capital loss carryforward of $118,773,886, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

120 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB GLOBAL BOND FUND | 121

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 7.09	$ 8.52	$ 8.62	$ 8.67	$ 8.19	$ 8.43

Income From Investment Operations

Net investment income(a)(b)	.10	.11	.11	.14	.17	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	(1.20)	(.02)	.07	.52	(.22)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.28	(1.09)	.09	.21	.69	(.04)

Less: Dividends and Distributions

Dividends from net investment income	(.51)	(.24)	(.13)	(.26)	(.21)	(.20)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.10)	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.51)	(.34)	(.19)	(.26)	(.21)	(.20)

Net asset value, end of period	$ 6.86	$ 7.09	$ 8.52	$ 8.62	$ 8.67	$ 8.19

Total Return

Total investment return based on net asset value(d)	4.00%	(13.27)%	.92%	2.44	%^	8.58%	(.50)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$372,830	$409,768	$580,627	$656,731	$758,638	$810,782

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.81	%(f)	.80%	.80%	.80%	.81%	.81%

Expenses, before waivers/reimbursements(e)	.81	%(f)	.80%	.80%	.80%	.81%	.82%

Net investment income(b)	2.84	%(f)	1.40%	1.24%	1.62%	2.02%	2.16%

Portfolio turnover rate*	92%	159%	130%	135%	126%	369%

See footnote summary on page 129.

122 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 7.12	$ 8.55	$ 8.65	$ 8.70	$ 8.21	$ 8.46

Income From Investment Operations

Net investment income(a)(b)	.07	.05	.04	.08	.11	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17	(1.20)	(.02)	.06	.53	(.23)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.24	(1.15)	.02	.14	.64	(.11)

Less: Dividends and Distributions

Dividends from net investment income	(.48)	(.18)	(.06)	(.19)	(.15)	(.14)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.10)	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.48)	(.28)	(.12)	(.19)	(.15)	(.14)

Net asset value, end of period	$ 6.88	$ 7.12	$ 8.55	$ 8.65	$ 8.70	$ 8.21

Total Return

Total investment return based on net asset value(d)	3.46%	(13.88)%	.27%	1.66%	7.87%	(1.36)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,030	$22,599	$39,929	$65,949	$104,089	$146,309

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.56	%(f)	1.55%	1.55%	1.55%	1.56%	1.56%

Expenses, before waivers/reimbursements(e)	1.56	%(f)	1.56%	1.55%	1.55%	1.56%	1.56%

Net investment income(b)	2.06	%(f)	.62%	.49%	.93%	1.26%	1.38%

Portfolio turnover rate*	92%	159%	130%	135%	126%	369%

See footnote summary on page 129.

abfunds.com	AB GLOBAL BOND FUND | 123

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 7.09	$ 8.51	$ 8.62	$ 8.66	$ 8.18	$ 8.42

Income From Investment Operations

Net investment income(a)(b)	.11	.13	.13	.16	.19	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	(1.19)	(.03)	.08	.52	(.22)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.29	(1.06)	.10	.24	.71	(.02)

Less: Dividends and Distributions

Dividends from net investment income	(.52)	(.26)	(.15)	(.28)	(.23)	(.22)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.10)	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.52)	(.36)	(.21)	(.28)	(.23)	(.22)

Net asset value, end of period	$ 6.86	$ 7.09	$ 8.51	$ 8.62	$ 8.66	$ 8.18

Total Return

Total investment return based on net asset value(d)	3.99%	(12.95)%	1.17%	2.82%	8.86%	(.25)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,468,403	$3,441,514	$4,707,655	$4,645,021	$4,845,448	$4,570,491

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.56	%(f)	.55%	.55%	.55%	.56%	.56%

Expenses, before waivers/reimbursements(e)	.56	%(f)	.56%	.55%	.55%	.56%	.57%

Net investment income(b)	3.10	%(f)	1.66%	1.49%	1.91%	2.26%	2.44%

Portfolio turnover rate*	92%	159%	130%	135%	126%	369%

See footnote summary on page 129.

124 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18	$ 8.42

Income From Investment Operations

Net investment income(a)(b)	.08	.08	.07	.10	.13	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	(1.21)	(.02)	.08	.53	(.23)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.26	(1.13)	.05	.18	.66	(.08)

Less: Dividends and Distributions

Dividends from net investment income	(.49)	(.20)	(.09)	(.22)	(.18)	(.16)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.10)	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.49)	(.30)	(.15)	(.22)	(.18)	(.16)

Net asset value, end of period	$ 6.86	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Total Return

Total investment return based on net asset value(d)	3.77%	(13.65)%	.59%	2.08%	8.13%	(.91)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,758	$37,213	$49,599	$56,424	$69,424	$75,138

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.26	%(f)	1.25%	1.24%	1.27%	1.24%	1.23%

Expenses, before waivers/reimbursements(e)	1.26	%(f)	1.25%	1.24%	1.27%	1.24%	1.23%

Net investment income(b)	2.39	%(f)	.96%	.80%	1.20%	1.59%	1.75%

Portfolio turnover rate*	92%	159%	130%	135%	126%	369%

See footnote summary on page 129.

abfunds.com	AB GLOBAL BOND FUND | 125

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18	$ 8.42

Income From Investment Operations

Net investment income(a)(b)	.09	.10	.10	.13	.16	.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	(1.20)	(.02)	.07	.52	(.22)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.27	(1.10)	.08	.20	.68	(.05)

Less: Dividends and Distributions

Dividends from net investment income	(.50)	(.23)	(.12)	(.24)	(.20)	(.19)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.10)	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.50)	(.33)	(.18)	(.24)	(.20)	(.19)

Net asset value, end of period	$ 6.86	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Total Return

Total investment return based on net asset value(d)	3.93%	(13.38)%	.90%	2.39%	8.46%	(.60)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,046	$8,420	$13,249	$16,627	$19,576	$16,642

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.95	%(f)	.94%	.93%	.96%	.93%	.92%

Expenses, before waivers/reimbursements(e)	.95	%(f)	.94%	.93%	.96%	.93%	.92%

Net investment income(b)	2.72	%(f)	1.24%	1.11%	1.51%	1.89%	2.09%

Portfolio turnover rate*	92%	159%	130%	135%	126%	369%

See footnote summary on page 129.

126 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18	$ 8.42

Income From Investment Operations

Net investment income(a)(b)	.11	.13	.13	.16	.19	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	(1.20)	(.02)	.07	.52	(.22)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.29	(1.07)	.11	.23	.71	(.02)

Less: Dividends and Distributions

Dividends from net investment income	(.52)	(.26)	(.15)	(.27)	(.23)	(.22)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.10)	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.52)	(.36)	(.21)	(.27)	(.23)	(.22)

Net asset value, end of period	$ 6.86	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Total Return

Total investment return based on net asset value(d)	4.13%	(13.06)%	1.29%	2.79%	8.87%	(.23)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$761,715	$724,876	$919,250	$854,892	$852,566	$773,149

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.59	%(f)	.56%	.55%	.58%	.55%	.54%

Expenses, before waivers/reimbursements(e)	.59	%(f)	.57%	.55%	.58%	.56%	.55%

Net investment income(b)	3.08	%(f)	1.65%	1.49%	1.88%	2.27%	2.46%

Portfolio turnover rate*	92%	159%	130%	135%	126%	369%

See footnote summary on page 129.

abfunds.com	AB GLOBAL BOND FUND | 127

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18	$ 8.42

Income From Investment Operations

Net investment income(a)(b)	.11	.14	.13	.16	.19	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	(1.21)	(.02)	.08	.53	(.22)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	.00	(c)	– 0	–

Capital Contributions . . . . . .	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.29	(1.07)	.11	.24	.72	(.01)

Less: Dividends and Distributions

Dividends from net investment income	(.52)	(.26)	(.15)	(.28)	(.24)	(.23)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.10)	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.52)	(.36)	(.21)	(.28)	(.24)	(.23)

Net asset value, end of period	$ 6.86	$ 7.09	$ 8.52	$ 8.62	$ 8.66	$ 8.18

Total Return

Total investment return based on net asset value(d)	4.15%	(13.01)%	1.34%	2.84%	8.93%	(.18)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$800,882	$755,288	$717,784	$579,878	$580,799	$489,921

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.52	%(f)	.51%	.50%	.53%	.50%	.49%

Expenses, before waivers/reimbursements(e)	.52	%(f)	.51%	.50%	.53%	.50%	.50%

Net investment income(b)	3.15	%(f)	1.73%	1.53%	1.93%	2.33%	2.54%

Portfolio turnover rate*	92%	159%	130%	135%	126%	369%

See footnote summary on page 129.

128 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2023 (unaudited)(f)	Year Ended September 30,
		2022	2021	2020	2019	2018

Class A
Net of waivers/reimbursements	.81%	.80%	.80%	.80%	.81%	.81%
Before waivers/reimbursements	.81%	.80%	.80%	.80%	.81%	.82%
Class C
Net of waivers/reimbursements	1.56%	1.55%	1.55%	1.55%	1.56%	1.56%
Before waivers/reimbursements	1.56%	1.56%	1.55%	1.55%	1.56%	1.56%
Advisor Class
Net of waivers/reimbursements	.56%	.55%	.55%	.55%	.56%	.56%
Before waivers/reimbursements	.56%	.56%	.55%	.55%	.56%	.57%
Class R
Net of waivers/reimbursements	1.26%	1.25%	1.24%	1.27%	1.24%	1.23%
Before waivers/reimbursements	1.26%	1.25%	1.24%	1.27%	1.24%	1.23%
Class K
Net of waivers/reimbursements	.95%	.94%	.93%	.96%	.93%	.92%
Before waivers/reimbursements	.95%	.94%	.93%	.96%	.93%	.92%
Class I
Net of waivers/reimbursements	.58%	.56%	.55%	.58%	.55%	.54%
Before waivers/reimbursements	.58%	.57%	.55%	.58%	.56%	.55%
Class Z
Net of waivers/reimbursements	.52%	.51%	.50%	.53%	.50%	.49%
Before waivers/reimbursements	.52%	.51%	.50%	.53%	.50%	.50%

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 129

BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS
Scott A. DiMaggio(2), Vice President Matthew S. Sheridan(2), Vice President John Taylor(2), Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Jennier Friedland, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global Fixed Income Investment Team. Messrs. DiMaggio, Sheridan and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

130 | AB GLOBAL BOND FUND	abfunds.com

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

abfunds.com	AB GLOBAL BOND FUND | 131

and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

132 | AB GLOBAL BOND FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on November 1-3, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB GLOBAL BOND FUND | 133

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

134 | AB GLOBAL BOND FUND	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

abfunds.com	AB GLOBAL BOND FUND | 135

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

136 | AB GLOBAL BOND FUND	abfunds.com

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also informed the Adviser that they would continue to monitor the Fund’s asset levels and consider whether additional breakpoints should be imposed in the future if circumstances warranted doing so.

abfunds.com	AB GLOBAL BOND FUND | 137

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

138 | AB GLOBAL BOND FUND	abfunds.com

NOTES

abfunds.com	AB GLOBAL BOND FUND | 139

NOTES

140 | AB GLOBAL BOND FUND	abfunds.com

AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0152-0323

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 29, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 29, 2023